            AS FILED WITH THE SECURITIES AND EXCHANGE ON MAY 29, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4815

                                ULTRA SERIES FUND
               (Exact name of registrant as specified in charter)

                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and address of agent for service)

        Registrant's telephone number including area code: (608) 238-5851

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

For Period Ended March 31, 2007

CONSERVATIVE ALLOCATION, MODERATE ALLOCATION, AGGRESSIVE ALLOCATION, MONEY MARKET, BOND, HIGH INCOME, DIVERSIFIED INCOME (FORMERLY BALANCED), LARGE CAP VALUE, LARGE CAP GROWTH, MID CAP VALUE, MID CAP GROWTH, GLOBAL SECURITIES AND INTERNATIONAL STOCK FUNDS OF THE ULTRA SERIES FUND

DISTRIBUTED BY:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

TELEPHONE:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale of purchase of securities unless preceded or accompanied by a prospectus.

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PORTFOLIO OF INVESTMENTS
   Conservative Allocation Fund .........................................     1
   Moderate Allocation Fund .............................................     2
   Aggressive Allocation Fund ...........................................     3
   Money Market Fund ....................................................     4
   Bond Fund ............................................................     5
   High Income Fund .....................................................     9
   Diversified Income Fund (formerly Balanced Fund)......................    15
   Large Cap Value Fund .................................................    20
   Large Cap Growth Fund ................................................    22
   Mid Cap Value Fund ...................................................    24
   Mid Cap Growth Fund ..................................................    27
   Global Securities Fund ...............................................    29
   International Stock Fund .............................................    32

NOTES TO PORTFOLIO OF INVESTMENTS .......................................    36

OTHER INFORMATION .......................................................    42

CONSERVATIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 99.65%

              ALTERNATIVE ASSET CLASSES - 6.14%
     16,105   Cohen & Steers Institutional Realty Shares, Inc.      $    926,701
                                                                    ------------
              DEBT SECURITIES - 54.04%
    226,700   Dodge & Cox Income Fund                                  2,856,425
    177,344   MEMBERS Bond Fund Class Y (R)                            1,736,200
     93,695   MEMBERS High Income Fund Class Y (R)                       703,649
    274,340   Western Asset Intermediate Bond Portfolio                2,864,106
                                                                    ------------
                                                                       8,160,380
                                                                    ------------
              EQUITY SECURITIES - 22.57%
    108,052   MEMBERS Large Cap Growth Fund Class Y (R)*               1,622,947
     78,978   MEMBERS Large Cap Value Fund Class Y (R)                 1,261,273
     78,084   MEMBERS Mid Cap Growth Fund Class Y (R)*                   523,164
                                                                    ------------
                                                                       3,407,384
                                                                    ------------
              FOREIGN SECURITIES - 4.90%
     48,531   MEMBERS International Stock Fund Class Y (R)               739,608
                                                                    ------------
              MONEY MARKET SECURITIES - 12.00%
  1,796,709   MEMBERS Cash Reserves Fund Class Y (R)                   1,796,709
     14,585   SSgA Prime Money Market Fund                                14,585
                                                                    ------------
                                                                       1,811,294
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 99.65%
              (Cost $14,858,405**)                                    15,045,367
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.35%                                  52,898
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 15,098,265
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $14,874,274.

(R)  Affiliated Company (see note 6).

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification systems. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

MODERATE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 100.53%

              ALTERNATIVE ASSET CLASSES - 4.83%
     57,530   Cohen & Steers Institutional Realty Shares, Inc.      $  3,310,270
                                                                    ------------
              DEBT SECURITIES - 28.54%
    698,406   MEMBERS Bond Fund Class Y (R)                            6,837,390
    608,939   MEMBERS High Income Fund Class Y (R)                     4,573,133
    780,373   Western Asset Intermediate Bond Portfolio                8,147,092
                                                                    ------------
                                                                      19,557,615
                                                                    ------------
              EQUITY SECURITIES - 46.27%
    133,620   Columbia Funds Series Trust - Columbia
                 Marsico Focused Equities Fund Class Z *               2,969,027
    496,402   MEMBERS Large Cap Growth Fund Class Y (R)*               7,455,961
    472,094   MEMBERS Large Cap Value Fund Class Y (R)                 7,539,346
    769,739   MEMBERS Mid Cap Growth Fund Class Y (R)*                 5,157,252
    227,021   MEMBERS Mid Cap Value Fund Class Y (R)                   3,087,482
    306,046   MEMBERS Small Cap Growth Fund Class Y (R)                3,136,975
    225,994   MEMBERS Small Cap Value Fund Class Y (R)*                2,359,377
                                                                    ------------
                                                                      31,705,420
                                                                    ------------
              FOREIGN SECURITIES - 15.09%
    554,829   MEMBERS International Stock Fund Class Y (R)             8,455,594
     23,900   Vanguard Emerging Markets ETF                            1,884,993
                                                                    ------------
                                                                      10,340,587
                                                                    ------------
              MONEY MARKET SECURITIES - 5.80%
  3,380,147   MEMBERS Cash Reserves Fund Class Y (R)                   3,380,147
    596,416   SSgA Prime Money Market Fund                               596,416
                                                                    ------------
                                                                       3,976,563
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.53%
              (Cost $67,641,853**)                                    68,890,455
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (0.53)%                              (364,710)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 68,525,745
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $67,903,971.

(R)  Affiliated Company (see note 6).

ETF  Exchange Traded Fund.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub- classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

AGGRESSIVE ALLOCATION FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 100.00%

              ALTERNATIVE ASSET CLASSES - 1.83%
     11,226   Cohen & Steers Institutional Realty Shares, Inc.      $    645,954
                                                                    ------------
              EQUITY SECURITIES - 67.98%
     90,172   Columbia Funds Series Trust - Columbia
                 Marsico Focused Equities Fund Class Z *               2,003,617
    329,008   MEMBERS Large Cap Growth Fund Class Y (R)*               4,941,706
    313,463   MEMBERS Large Cap Value Fund Class Y (R)                 5,006,003
    571,572   MEMBERS Mid Cap Growth Fund Class Y (R)*                 3,829,534
    224,389   MEMBERS Mid Cap Value Fund Class Y (R)                   3,051,692
    254,057   MEMBERS Small Cap Growth Fund Class Y (R)                2,604,083
    246,635   MEMBERS Small Cap Value Fund Class Y (R)*                2,574,874
                                                                    ------------
                                                                      24,011,509
                                                                    ------------
              FOREIGN SECURITIES - 30.12%
    550,123   MEMBERS International Stock Fund Class Y (R)             8,383,870
     28,600   Vanguard Emerging Markets ETF                            2,255,682
                                                                    ------------
                                                                      10,639,552
                                                                    ------------
              MONEY MARKET SECURITIES - 0.07%
     24,122   SSgA Prime Money Market Fund                                24,122
                                                                    ------------
              TOTAL INVESTMENT COMPANIES - 100.00%
              (Cost $34,195,211**)                                    35,321,137
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.00%                                     971
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 35,322,108
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $34,405,351.

(R)  Affiliated Company (see note 6).

ETF  Exchange Traded Fund.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

MONEY MARKET FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 97.05%

              FEDERAL AGRICULTURAL MORTGAGE CORP. (A) - 16.89%
$ 2,500,000   5.141%, due 04/05/07                                  $  2,498,572
  3,500,000   5.140%, due 05/22/07                                     3,474,514
  4,750,000   5.150%, due 05/30/07                                     4,709,909
  2,500,000   5.136%, due 06/19/07                                     2,471,823
  3,750,000   5.135%, due 06/21/07                                     3,706,674
                                                                    ------------
                                                                      16,861,492
                                                                    ------------
              FEDERAL FARM CREDIT BANK - 10.19%
  2,000,000   5.125%, due 05/03/07 (A)                                 1,990,889
    228,000   5.100%, due 05/15/07 (A)                                   226,579
  5,000,000   5.100%, due 05/30/07 (A)                                 4,958,208
  3,000,000   5.180%, due 03/26/08 (G)                                 2,999,561
                                                                    ------------
                                                                      10,175,237
                                                                    ------------
              FEDERAL HOME LOAN BANK - 25.71%
  3,100,000   4.000%, due 04/05/07                                     3,099,545
  3,000,000   5.160%, due 04/13/07 (A)                                 2,994,840
  1,000,000   2.100%, due 04/16/07                                       998,668
  2,500,000   5.160%, due 04/25/07 (A)                                 2,491,400
  1,000,000   3.000%, due 05/09/07                                       997,578
  3,130,000   3.500%, due 05/15/07                                     3,123,088
  4,000,000   5.150%, due 05/16/07 (A)                                 3,974,250
  2,000,000   5.280%, due 02/07/08 (G)                                 2,000,000
  6,000,000   5.200%, due 04/01/08 (G)                                 5,998,200
                                                                    ------------
                                                                      25,677,569
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 20.64%
  3,000,000   5.200%, due 04/09/07 (A)                                 2,996,533
  4,250,000   5.150%, due 04/16/07 (A)                                 4,240,880
  2,000,000   5.185%, due 04/16/07 (A)                                 1,995,679
  1,258,000   5.136%, due 04/23/07 (A)                                 1,254,052
  4,000,000   5.130%, due 04/30/07 (A)                                 3,983,470
  3,000,000   5.250%, due 05/16/07                                     2,999,410
    767,000   5.085%, due 05/29/07 (A)                                   760,716
  2,400,000   5.145%, due 06/11/07 (A)                                 2,375,647
                                                                    ------------
                                                                       20,606,38
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.62%
  4,000,000   2.900%, due 04/12/07                                     3,997,213
  2,000,000   5.155%, due 04/18/07 (A)                                 1,995,131
  3,250,000   5.180%, due 04/18/07 (A)                                 3,242,050
  1,185,000   5.165%, due 04/25/07 (A)                                 1,180,920
    750,000   5.170%, due 04/25/07 (A)                                   747,415
  4,000,000   5.140%, due 05/09/07 (A)                                 3,978,298
  2,000,000   5.160%, due 05/23/07 (A)                                 1,985,093
    475,000   5.077%, due 06/29/07 (A)                                   469,038
  3,000,000   4.750%, due 08/03/07                                     2,994,784
                                                                    ------------
                                                                      20,589,942
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              U.S. TREASURY BILL (A) - 3.00%
$ 3,000,000   4.968%, due 04/05/07                                  $  2,998,344
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $96,908,971)                                      96,908,971
                                                                    ------------


   Shares
   ------
INVESTMENT COMPANIES - 8.60%

  4,155,829   J.P. Morgan Prime Money Market Fund                      4,155,829
  4,431,497   SSgA Prime Money Market Fund                             4,431,497
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $8,587,326)                                        8,587,326
                                                                    ------------
TOTAL INVESTMENTS - 105.65%
(Cost $105,496,297**)                                                105,496,297
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (5.65)%                            (5,639,752)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 99,856,545
                                                                    ============

----------
**   Aggregate cost for Federal tax purposes was $105,496,297.

(A)  Rate noted represents annualized yield at time of purchase.

(G)  Floating rate note. Date shown is next reset date.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
ASSET BACKED - 3.48%

$   652,045   ABSC Long Beach Home Equity Loan Trust,
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                  $    650,083
  2,100,000   Ameriquest Mortgage Securities, Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                     2,065,613
  1,531,652   Countrywide Asset-Backed Certificates,
              Series 2003-S1, Class A4 (M)
              5.009%, due 12/25/32                                     1,526,085
  2,000,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                     1,969,645
  2,099,174   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                     2,174,014
  4,940,000   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                       494,000
  3,500,000   New Century Home Equity Loan Trust,
              Series 2003-5, Class AI5
              5.500%, due 11/25/33                                     3,499,768
  3,640,000   Park Place Securities, Inc.,
              Series 2004-WWF1, Class M10 (G)(M)
              7.820%, due 12/25/34                                     3,023,173
  2,475,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                     2,351,637
    757,556   Residential Asset Mortgage Products, Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                       753,663
  1,745,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                     1,727,880
  2,245,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              8.320%, due 05/25/34                                     2,143,975
                                                                    ------------
              TOTAL ASSET BACKED
              (Cost $27,447,039)                                      22,379,536
                                                                    ------------
COMMERCIAL MORTGAGE BACKED - 9.31%

  1,916,889   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                     1,911,684
  4,100,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                     4,069,759
  2,386,289   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                     2,334,841
  2,800,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                     2,709,759
  1,810,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.302%, due 10/12/42                                     1,764,806

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)

$ 4,200,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                  $  4,168,251
  3,000,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     3,009,765
  6,450,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                     6,261,883
  3,200,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                     3,106,214
  5,550,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     5,437,779
  7,000,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                     6,780,995
  5,740,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                     5,733,823
  1,695,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                     1,528,746
  2,812,161   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                     2,756,196
  8,450,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     8,283,416
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $60,470,238)                                      59,857,917
                                                                    ------------
PRIVATE LABEL MORTGAGE BACKED - 1.48%

  6,513,870   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                     6,549,232
  2,945,778   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     2,960,875
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $9,416,793)                                        9,510,107
                                                                    ------------
CORPORATE NOTES AND BONDS - 26.89%

              CONSUMER DISCRETIONARY - 1.55%
  2,500,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                     3,054,745
  2,300,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                     2,278,251
  4,400,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                     4,601,445
                                                                    ------------
                                                                       9,934,441
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS - 26.89%

              CONSUMER STAPLES - 1.61%
$ 1,250,000   Coca-Cola Enterprises, Inc.
              4.375%, due 09/15/09                                  $  1,231,536
  4,150,000   Delhaize America, Inc.
              7.550%, due 04/15/07                                     4,157,980
  2,330,000   Diageo Capital PLC (D)(O)
              5.500%, due 09/30/16                                     2,314,662
  2,700,000   Safeway, Inc.
              4.125%, due 11/01/08                                     2,655,353
                                                                    ------------
                                                                      10,359,531
                                                                    ------------
              ENERGY - 2.21%
  3,500,000   ConocoPhillips
              6.650%, due 07/15/18                                     3,828,444
  2,310,000   Devon Financing Corp. ULC
              7.875%, due 09/30/31                                     2,738,221
  2,460,000   Hess Corp.
              7.875%, due 10/01/29                                     2,837,632
  2,000,000   Pemex Project Funding Master Trust
              7.375%, due 12/15/14                                     2,209,000
  2,275,000   Valero Energy Corp. (O)
              7.500%, due 04/15/32                                     2,585,146
                                                                    ------------
                                                                      14,198,443
                                                                    ------------
              FINANCE - 4.92%
  2,700,000   AIG SunAmerica Global Financing XII (C)
              5.300%, due 05/30/07                                     2,699,301
  2,500,000   American General Finance Corp.,
              Series H
              4.625%, due 09/01/10                                     2,452,880
  2,885,000   American General Finance Corp. (O)
              5.850%, due 06/01/13                                     2,970,399
  2,000,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                     2,017,230
  2,500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                     2,500,000
  1,250,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                     1,387,418
  1,680,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                     2,036,662
  2,750,000   Goldman Sachs Group, Inc.
              5.700%, due 09/01/12                                     2,798,045
  4,250,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                     4,333,232
  3,135,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                     3,141,486
  1,060,000   Simon Property Group L.P. (O)
              5.875%, due 03/01/17                                     1,087,548
  2,000,000   U.S. Bank NA
              6.300%, due 02/04/14                                     2,111,818
  2,065,000   Western Union Co.
              5.930%, due 10/01/16                                     2,069,440
                                                                    ------------
                                                                      31,605,459
                                                                    ------------
              FOOD & DRUG RETAILERS - 0.58%
  3,450,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                     3,731,227
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              HEALTH CARE - 2.71%
$ 2,600,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                  $  2,822,162
  1,740,000   Genentech, Inc.
              5.250%, due 07/15/35                                     1,596,318
  3,480,000   Merck & Co., Inc.
              6.400%, due 03/01/28                                     3,667,363
  3,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15                                     3,354,152
  3,600,000   WellPoint, Inc.
              5.000%, due 12/15/14                                     3,493,328
  2,370,000   Wyeth
              6.500%, due 02/01/34                                     2,510,389
                                                                    ------------
                                                                      17,443,712
                                                                    ------------
              INDUSTRIALS - 5.13%
    760,000   Boeing Co. (O)
              8.625%, due 11/15/31                                     1,044,508
  1,380,000   Boeing Co.
              6.875%, due 10/15/43                                     1,606,419
  1,140,000   D.R. Horton, Inc. (O)
              5.250%, due 02/15/15                                     1,042,462
  4,000,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08                                     3,981,148
  3,850,000   Dow Chemical Co.
              5.750%, due 12/15/08                                     3,876,707
  2,000,000   Ford Motor Credit Co.
              5.800%, due 01/12/09                                     1,961,894
  3,200,000   General Electric Co.
              5.000%, due 02/01/13                                     3,175,763
  1,125,000   General Motors Acceptance Corp. LLC (O)
              6.125%, due 08/28/07                                     1,124,331
  3,265,000   General Motors Acceptance Corp. LLC
              7.250%, due 03/02/11                                     3,283,016
    958,000   Raytheon Co.
              4.500%, due 11/15/07                                       952,931
  2,465,000   Waste Management, Inc.
              7.125%, due 12/15/17                                     2,712,010
  2,250,000   Westvaco Corp.
              8.200%, due 01/15/30                                     2,476,031
  3,000,000   Weyerhaeuser Co.
              6.875%, due 12/15/33                                     2,959,128
  2,870,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                     2,802,096
                                                                    ------------
                                                                      32,998,444
                                                                    ------------
              MEDIA - 1.22%
  4,220,000   Comcast Cable Communications Holdings, Inc.
              8.375%, due 03/15/13                                     4,825,857
  3,000,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                     3,045,000
                                                                    ------------
                                                                       7,870,857
                                                                    ------------
              PIPELINE - 0.26%
  1,675,000   KN Energy, Inc. (O)
              7.250%, due 03/01/28                                     1,665,749
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              TELECOMMUNICATIONS - 1.05%
$ 2,400,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                  $  2,416,603
  2,915,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                     2,868,669
  1,500,000   Vodafone Group PLC (D)
              5.000%, due 12/16/13                                     1,459,136
                                                                    ------------
                                                                       6,744,408
                                                                    ------------
              TRANSPORTATION - 0.96%
  2,925,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                     3,463,768
  1,268,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                     1,181,801
  1,400,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                     1,516,547
      9,631   Southwest Airlines Co., Series A3
              8.700%, due 07/01/11                                        10,113
                                                                    ------------
                                                                       6,172,229
                                                                    ------------
              UTILITIES - 4.69%
  2,750,000   Consumers Energy Co.
              5.650%, due 04/15/20                                     2,715,047
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                     2,177,262
  2,940,000   Illinois Power Co.
              7.500%, due 06/15/09                                     2,981,034
  3,445,000   Indianapolis Power & Light (C)
              6.050%, due 10/01/36                                     3,411,766
  2,765,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                     2,746,853
  2,165,000   Ohio Power Co., Series K (O)
              6.000%, due 06/01/16                                     2,245,034
  2,925,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                     2,932,157
  2,400,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                     2,870,280
  1,200,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                     1,216,715
  3,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                     3,657,780
  3,000,000   Wisconsin Electric Power Co.
              6.500%, due 06/01/28                                     3,207,699
                                                                    ------------
                                                                      30,161,627
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $173,418,918)                                    172,886,127
                                                                    ------------
MORTGAGE BACKED - 25.38%

              FEDERAL HOME LOAN MORTGAGE CORP. - 4.76%
  4,536,420   5.000%, due 05/01/18 Pool # E96322                       4,485,275
  1,486,676   Series 2659, Class NJ
              3.000%, due 10/15/21                                     1,479,830
    139,338   8.000%, due 06/01/30 Pool # C01005                         146,669
    648,486   7.000%, due 03/01/31 Pool # C48129                         673,659
    266,135   6.500%, due 03/01/32 Pool # C65648                         273,547
  4,624,120   5.000%, due 07/01/33 Pool # A11325                       4,480,691
  1,190,408   6.000%, due 10/01/34 Pool # A28439                       1,203,121

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
MORTGAGE BACKED (CONTINUED)

              FEDERAL HOME LOAN MORTGAGE CORP. (CONTINUED)
$   921,183   6.000%, due 10/01/34 Pool # A28598                    $    931,020
  7,059,360   5.500%, due 11/01/34 Pool # A28282                       6,997,024
    674,022   5.000%, due 04/01/35 Pool # A32314                         652,066
  1,513,411   5.000%, due 04/01/35 Pool # A32315                       1,464,112
  1,689,930   5.000%, due 04/01/35 Pool # A32316                       1,634,880
    423,829   5.000%, due 04/01/35 Pool # A32509                         410,023
  5,972,879   5.000%, due 01/01/37 Pool # A56371                       5,772,532
                                                                    ------------
                                                                      30,604,449
                                                                    ------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 20.50%
  3,780,250   4.000%, due 04/01/15 Pool # 255719                       3,655,122
  5,059,372   5.500%, due 04/01/16 Pool # 745444                       5,087,097
    264,560   6.000%, due 05/01/16 Pool # 582558                         269,319
  1,246,820   5.500%, due 09/01/17 Pool # 657335                       1,252,958
  1,797,792   5.500%, due 02/01/18 Pool # 673194                       1,806,643
  4,724,976   5.000%, due 05/01/20 Pool # 813965                       4,661,335
  4,329,450   4.500%, due 09/01/20 Pool # 835465                       4,191,713
    627,367   6.000%, due 05/01/21 Pool # 253847                         638,561
    192,837   7.000%, due 12/01/29 Pool # 762813                         201,052
    264,706   7.000%, due 11/01/31 Pool # 607515                         275,865
    413,417   6.500%, due 03/01/32 Pool # 631377                         425,042
      5,426   7.000%, due 04/01/32 Pool # 641518                           5,654
    481,413   7.000%, due 05/01/32 Pool # 644591                         501,709
  4,398,160   6.500%, due 06/01/32 Pool # 545691                       4,521,838
  5,506,803   5.500%, due 04/01/33 Pool # 690206                       5,461,678
  6,841,354   5.000%, due 10/01/33 Pool # 254903                       6,627,223
  7,147,129   5.500%, due 11/01/33 Pool # 555880                       7,088,563
    128,554   5.000%, due 05/01/34 Pool # 782214                         124,426
  1,751,083   5.000%, due 06/01/34 Pool # 778891                       1,694,857
  7,148,130   5.500%, due 06/01/34 Pool # 780384                       7,085,412
    128,291   7.000%, due 07/01/34 Pool # 792636                         133,047
    851,041   5.500%, due 08/01/34 Pool # 793647                         843,574
  3,942,157   5.500%, due 03/01/35 Pool # 810075                       3,904,949
  3,680,303   5.500%, due 03/01/35 Pool # 815976                       3,645,566
  3,918,173   5.500%, due 07/01/35 Pool # 825283                       3,881,190
  5,413,874   5.000%, due 08/01/35 Pool # 829670                       5,235,903
  2,408,603   5.500%, due 08/01/35 Pool # 826872                       2,385,869
  4,180,146   5.000%, due 09/01/35 Pool # 820347                       4,042,731
  4,405,717   5.000%, due 09/01/35 Pool # 835699                       4,260,887
  7,513,681   5.000%, due 10/01/35 Pool # 797669                       7,266,683
  1,009,416   5.500%, due 10/01/35 Pool # 836912                         999,889
  5,710,442   5.000%, due 11/01/35 Pool # 844809                       5,522,722
  5,754,233   5.000%, due 12/01/35 Pool # 850561                       5,565,073
  1,951,428   5.500%, due 02/01/36 Pool # 851330                       1,933,009
  2,153,822   5.500%, due 10/01/36 Pool # 896340                       2,131,359
 11,436,435   5.500%, due 10/01/36 Pool # 901723                      11,317,160
  6,304,818   6.500%, due 10/01/36 Pool # 894118                       6,431,706
  6,672,906   6.000%, due 11/01/36 Pool # 902510                       6,739,096
                                                                    ------------
                                                                     131,816,480
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.12%
     88,025   8.000%, due 10/20/15 Pool # 002995                          92,556
    320,454   6.500%, due 02/20/29 Pool # 002714                         329,495
    301,913   6.500%, due 04/20/31 Pool # 003068                         310,156
                                                                    ------------
                                                                         732,207
                                                                    ------------
              TOTAL MORTGAGE BACKED
              (Cost $163,959,394)                                    163,153,136
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

BOND FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
 Par Value                                                            (Note 1)
 ---------                                                         -------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 27.98%

              FEDERAL FARM CREDIT BANK - 0.66%
$ 4,000,000   5.875%, due 10/03/16                                 $   4,258,896
                                                                   -------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 1.22%
  2,500,000   4.875%, due 11/15/13                                     2,494,238
  5,500,000   4.500%, due 01/15/14                                     5,367,125
                                                                   -------------
                                                                       7,861,363
                                                                   -------------
              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.69%
  4,675,000   4.000%, due 09/02/08                                     4,616,058
  2,400,000   5.250%, due 08/01/12                                     2,427,574
  3,905,000   4.625%, due 10/15/14                                     3,826,775
                                                                   -------------
                                                                      10,870,407
                                                                   -------------
              U.S. TREASURY BONDS (O) - 3.97%
  1,000,000   10.625%, due 08/15/15                                    1,411,406
 14,825,000   6.250%, due 05/15/30                                    17,564,156
  6,100,000   5.375%, due 02/15/31                                     6,503,173
                                                                   -------------
                                                                      25,478,735
                                                                   -------------
              U.S. TREASURY NOTES (O) - 20.44%
12,000,000    3.625%, due 04/30/07                                    11,985,936
  2,500,000   4.000%, due 08/31/07                                     2,489,647
 10,000,000   4.625%, due 03/31/08                                     9,973,440
  1,015,000   3.750%, due 05/15/08                                     1,002,907
 12,000,000   2.625%, due 03/15/09                                    11,564,064
  2,000,000   3.500%, due 02/15/10                                     1,944,296
  9,625,000   3.875%, due 05/15/10                                     9,441,904
  8,750,000   3.875%, due 09/15/10                                     8,569,190
 13,000,000   4.500%, due 11/15/10                                    12,989,847
  1,485,000   4.750%, due 03/31/11                                     1,496,253
 23,100,000   4.625%, due 12/31/11                                    23,176,692
  6,425,000   4.625%, due 02/29/12                                     6,448,843
  4,160,000   3.625%, due 05/15/13                                     3,956,876
  1,915,000   4.000%, due 02/15/14                                     1,847,378
  6,565,000   4.250%, due 11/15/14                                     6,409,081
  2,750,000   4.000%, due 02/15/15                                     2,636,348
  2,975,000   4.125%, due 05/15/15                                     2,873,198
  5,900,000   4.250%, due 08/15/15                                     5,742,128
  6,945,000   4.500%, due 11/15/15                                     6,874,196
                                                                   -------------
                                                                     131,422,224
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $179,439,047)                                    179,891,625
                                                                   -------------

                                                                       Value
   Shares                                                             (Note 1)
   ------                                                          -------------
INVESTMENT COMPANIES - 4.49%

          3   J.P. Morgan Prime Money Market Fund                  $           3
 28,868,054   SSgA Prime Money Market Fund                            28,868,054
                                                                   -------------
              TOTAL INVESTMENT COMPANIES
              (Cost $28,868,057)                                      28,868,057
                                                                   -------------

COLLATERAL FOR SECURITIES ON LOAN - 25.31%

162,766,341   State Street Navigator Securities Lending Portfolio
              (I)                                                    162,766,341
                                                                   -------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $162,766,341)                                    162,766,341
                                                                   -------------
TOTAL INVESTMENTS - 124.32%
(Cost $805,785,827**)                                                799,312,846
                                                                   -------------
NET OTHER ASSETS AND LIABILITIES - (24.32)%                         (156,348,693)
                                                                   -------------
TOTAL NET ASSETS - 100.00%                                         $ 642,964,153
                                                                   =============

----------
**   Aggregate cost for Federal tax purposes was $806,631,379.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 1.41% of total net assets.

(G)  Floating rate or variable rate note. Rate show is as of March 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

PLC  Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS - 95.30%

              AEROSPACE/DEFENSE - 2.23%
$   750,000   Alion Science and Technology Corp. (C)
              10.250%, due 02/01/15                                 $    772,500
    750,000   Bombardier, Inc. (C)(D)
              8.000%, due 11/15/14                                       776,250
    800,000   K&F Acquisition, Inc.
              7.750%, due 11/15/14                                       850,000
    750,000   Hawker Beechcraft Acquisition Co., LLC (C)(O)
              9.750%, due 04/01/17                                       783,750
    300,000   L-3 Communications Corp., Series B
              6.375%, due 10/15/15                                       297,375
                                                                    ------------
                                                                       3,479,875
                                                                    ------------
              APPAREL/TEXTILES - 0.70%
    750,000   Oxford Industries, Inc.
              8.875%, due 06/01/11                                       776,250
    300,000   Warnaco, Inc.
              8.875%, due 06/15/13                                       318,375
                                                                    ------------
                                                                       1,094,625
                                                                    ------------
              AUTO PARTS & EQUIPMENT - 0.06%
    100,000   American Axle & Manufacturing, Inc.
              7.875%, due 03/01/17                                        99,750
                                                                    ------------
              AUTOMOTIVE - 2.38%
    250,000   Ford Motor Credit Co.
              7.250%, due 10/25/11                                       242,976
    800,000   General Motors Corp. (O)
              7.125%, due 07/15/13                                       748,000
    600,000   General Motors Corp. (O)
              7.700%, due 04/15/16                                       558,000
    650,000   General Motors Corp. (O)
              8.250%, due 07/15/23                                       585,000
    750,000   Goodyear Tire & Rubber Co. (C)
              8.625%, due 12/01/11                                       806,250
    750,000   United Components, Inc.
              9.375%, due 06/15/13                                       776,250
                                                                    ------------
                                                                       3,716,476
                                                                    ------------
              BEVERAGE/FOOD - 1.99%
    500,000   B&G Foods, Inc.
              8.000%, due 10/01/11                                       506,250
    180,000   Michael Foods, Inc.
              8.000%, due 11/15/13                                       182,700
    600,000   NBTY, Inc. (O)
              7.125%, due 10/01/15                                       603,750
  1,000,000   Pinnacle Foods Corp. (O)
              8.250%, due 12/01/13                                     1,087,550
    750,000   Pinnacle Foods Holding Corp. (C)(H)
              10.625%, due 04/01/17                                      737,813
                                                                    ------------
                                                                       3,118,063
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              BUILDING MATERIALS - 1.79%
$ 1,000,000   Goodman Global Holdings, Inc. (O)
              7.875%, due 12/15/12                                  $  1,005,000
    750,000   Interline Brands, Inc.
              8.125%, due 06/15/14                                       774,375
  1,000,000   U.S. Concrete, Inc.
              8.375%, due 04/01/14                                     1,015,000
                                                                    ------------
                                                                       2,794,375
                                                                    ------------
              CHEMICALS - 3.21%
  1,000,000   Hexion U.S. Finance Corp./
              Hexion Nova Scotia Finance ULC (C)
              9.750%, due 11/15/14                                     1,048,750
    500,000   Hexion U.S. Finance Corp./
              Hexion Nova Scotia Finance ULC (C)(G)
              9.860%, due 11/15/14                                       512,500
    750,000   Ineos Group Holdings PLC (C)(D)
              8.500%, due 02/15/16                                       718,125
    500,000   Lyondell Chemical Co.
              8.000%, due 09/15/14                                       523,750
  1,000,000   Lyondell Chemical Co.
              8.250%, due 09/15/16                                     1,070,000
    500,000   MacDermid, Inc. (C)(H)
              9.500%, due 04/15/17                                       512,500
    600,000   Nalco Co. (O)
              8.875%, due 11/15/13                                       637,500
                                                                    ------------
                                                                       5,023,125
                                                                    ------------
              CONSUMER PRODUCTS - 3.89%
    400,000   American Achievement Corp.
              8.250%, due 04/01/12                                       408,000
  1,000,000   Central Garden and Pet Co. (O)
              9.125%, due 02/01/13                                     1,042,500
    290,000   Da-Lite Screen Co., Inc.
              9.500%, due 05/15/11                                       303,050
  1,000,000   Jarden Corp.
              7.500%, due 05/01/17                                     1,010,000
    900,000   Leslie's Poolmart
              7.750%, due 02/01/13                                       909,000
  1,100,000   Simmons Bedding Co. (O)
              7.875%, due 01/15/14                                     1,127,500
    500,000   Visant Corp.
              7.625%, due 10/01/12                                       508,750
    750,000   Visant Holding Corp.
              8.750%, due 12/01/13                                       781,875
                                                                    ------------
                                                                       6,090,675
                                                                    ------------
              ENVIRONMENTAL - 2.74%
    500,000   Allied Waste North America, Inc.,
              Series B
              7.125%, due 05/15/16                                       508,750
  1,000,000   Casella Waste Systems, Inc.
              9.750%, due 02/01/13                                     1,060,000
    800,000   Waste Connections, Inc. (O)(P)
              3.750%, due 04/01/26                                       873,000
    750,000   Waste Services, Inc.
              9.500%, due 04/15/14                                       785,625
  1,000,000   WCA Waste Corp.
              9.250%, due 06/15/14                                     1,062,500
                                                                    ------------
                                                                       4,289,875
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              FOOD & DRUG RETAILERS - 1.71%
$   750,000   Rite Aid Corp.
              9.250%, due 06/01/13                                  $    746,250
  1,250,000   Rite Aid Corp.
              8.625%, due 03/01/15                                     1,184,375
    500,000   Rite Aid Corp.
              7.500%, due 03/01/17                                       493,750
    250,000   Stater Brothers Holdings
              8.125%, due 06/15/12                                       257,500
                                                                    ------------
                                                                       2,681,875
                                                                    ------------
              FORESTRY/PAPER - 5.23%
    750,000   Abitibi-Consolidated Co. of Canada (D)(O)
              8.375%, due 04/01/15                                       705,000
    750,000   Abitibi-Consolidated, Inc. (D)(G)
              8.855%, due 06/15/11                                       721,875
    350,000   Boise Cascade LLC (G)
              8.235%, due 10/15/12                                       351,312
    750,000   Boise Cascade LLC
              7.125%, due 10/15/14                                       742,500
    750,000   Cascades, Inc. (D)
              7.250%, due 02/15/13                                       750,000
    485,000   Catalyst Paper Corp. (D)
              7.375%, due 03/01/14                                       469,238
    600,000   Catalyst Paper Corp., Series D (D)
              8.625%, due 06/15/11                                       609,000
    750,000   Georgia-Pacific Corp. (C)
              7.125%, due 01/15/17                                       751,875
    750,000   NewPage Corp. (O)
              10.000%, due 05/01/12                                      820,313
    500,000   Smurfit-Stone Container Enterprises, Inc.
              8.375%, due 07/01/12                                       501,250
  1,000,000   Smurfit-Stone Container Enterprises, Inc. (C)
              8.000%, due 03/15/17                                       977,500
    250,000   Verso Paper Holdings LLC and Verson Paper, Inc.
                 (C)(G)
              9.110%, due 08/01/14                                       256,250
    500,000   Verso Paper Holdings LLC and
              Verson Paper, Inc. (C)
              11.375%, due 08/01/16                                      523,750
                                                                    ------------
                                                                       8,179,863
                                                                    ------------
              GAMING - 7.67%
    750,000   American Casino & Entertainment Properties LLC
              7.850%, due 02/01/12                                       780,000
    320,000   Boyd Gaming Corp.
              6.750%, due 04/15/14                                       319,200
    750,000   CCM Merger, Inc. (C)
              8.000%, due 08/01/13                                       753,750
    200,000   Chukchansi Economic Development Authority (C)(G)
              8.877%, due 11/15/12                                       205,000
    650,000   Global Cash Access LLC/Global Cash Finance Corp.
              8.750%, due 03/15/12                                       680,875

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              GAMING (CONTINUED)
$   750,000   Herbst Gaming, Inc.
              7.000%, due 11/15/14                                   $   723,750
    500,000   Isle of Capri Casinos, Inc.
              9.000%, due 03/15/12                                       521,250
    500,000   Isle of Capri Casinos, Inc.
              7.000%, due 03/01/14                                       490,000
  1,250,000   MGM Mirage, Inc.
              7.625%, due 01/15/17                                     1,265,625
  1,000,000   MTR Gaming Group, Inc., Series B
              9.750%, due 04/01/10                                     1,042,500
    500,000   Penn National Gaming, Inc.
              6.750%, due 03/01/15                                       485,000
    500,000   Pinnacle Entertainment, Inc.
              8.250%, due 03/15/12                                       515,000
    365,000   Pinnacle Entertainment, Inc. (O)
              8.750%, due 10/01/13                                       387,812
    300,000   Seneca Gaming Corp., Series B (O)
              7.250%, due 05/01/12                                       301,875
    750,000   Shuffle Master, Inc. (O)(P)
              1.250%, due 04/15/24                                       719,062
    300,000   Station Casinos, Inc.
              6.875%, due 03/01/16                                       274,875
    750,000   Station Casinos, Inc.
              7.750%, due 08/15/16                                       769,688
    850,000   Station Casinos, Inc.
              6.625%, due 03/15/18                                       756,500
  1,000,000   Wimar Opco LLC/
              Wimar Opco Finance Corp. (C)
              9.625%, due 12/15/14                                     1,003,750
                                                                    ------------
                                                                      11,995,512
                                                                    ------------
              GENERAL INDUSTRIAL & MANUFACTURING - 2.15%
    750,000   Baldor Electric Co.
              8.625%, due 02/15/17                                       793,125
    500,000   Chart Industries, Inc./
              Pre First Reserve Fund X L.P. Merger (C)
              9.875%, due 10/15/15                                       522,500
    200,000   Hexcel Corp.
              6.750%, due 02/01/15                                       197,567
    700,000   RBS Global, Inc. and Rexnord Corp. (C)(O)
              8.875%, due 09/01/16                                       707,000
    650,000   Trimas Corp.
              9.875%, due 06/15/12                                       649,187
    500,000   Wesco Distribution, Inc.
              7.500%, due 10/15/17                                       500,000
                                                                    ------------
                                                                       3,369,379
                                                                    ------------
              HEALTH CARE - 6.57%
    750,000   Advanced Medical Optics, Inc. (C)
              7.500%, due 05/01/17                                       755,625
  1,000,000   Carriage Services, Inc.
              7.875%, due 01/15/15                                     1,027,500
    400,000   CDRV Investors, Inc. (B)
              0.000%, due 01/01/15                                       344,000
    750,000   DaVita, Inc. (O)
              7.250%, due 03/15/15                                       758,437

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              HEALTH CARE (CONTINUED)
$   500,000   HCA, Inc. (O)
              6.500%, due 02/15/16                                  $    425,625
  1,000,000   HCA, Inc. (C)
              9.250%, due 11/15/16                                     1,078,750
    500,000   HCA, Inc., PIK (C)
              9.625%, due 11/15/16                                       540,000
    750,000   IASIS Healthcare LLC/
              IASIS Capital Corp.
              8.750%, due 06/15/14                                       776,250
    750,000   Omnicare, Inc., Series OCR (P)
              3.250%, due 12/15/35                                       657,188
    750,000   Psychiatric Solutions, Inc. (O)
              7.750%, due 07/15/15                                       761,250
    500,000   Res-Care, Inc.
              7.750%, due 10/15/13                                       510,000
    500,000   Service Corp. International (O)
              7.625%, due 10/01/18                                       528,750
    150,000   Teva Pharmaceutical Finance Co. BV,
              Series D (D)(O)(P)
              1.750%, due 02/01/26                                       145,875
    400,000   Triad Hospitals, Inc.
              7.000%, due 11/15/13                                       417,500
    750,000   Vanguard Health Holding Co., II LLC
              9.000%, due 10/01/14                                       759,375
    750,000   Warner Chilcott Corp.
              8.750%, due 02/01/15                                       781,875
                                                                    ------------
                                                                      10,268,000
                                                                    ------------
              HOTELS - 0.13%
    200,000   Host Marriott L.P., Series O (O)
              6.375%, due 03/15/15                                       198,500
                                                                    ------------
              LEISURE & ENTERTAINMENT - 0.41%
    650,000   Speedway Motorsports, Inc.
              6.750%, due 06/01/13                                       645,125
                                                                    ------------
              MEDIA - BROADCASTING - 1.69%
    754,000   Allbritton Communications Co.
              7.750%, due 12/15/12                                       772,850
    100,000   LIN Television Corp.
              6.500%, due 05/15/13                                        97,875
    750,000   LIN Television Corp. (P)
              2.500%, due 05/15/33                                       720,000
    550,000   LIN Television Corp., Series B
              6.500%, due 05/15/13                                       538,312
    500,000   Sinclair Broadcast Group, Inc.
              8.000%, due 03/15/12                                       517,500
                                                                    ------------
                                                                       2,646,537
                                                                    ------------
              MEDIA - CABLE - 5.02%
    500,000   Cablevision Systems Corp., Series B (G)
              9.870%, due 04/01/09                                       530,000
    750,000   Cablevision Systems Corp., Series B (O)
              8.000%, due 04/15/12                                       761,250
  1,250,000   Echostar DBS Corp.
              6.625%, due 10/01/14                                     1,257,812

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              MEDIA - CABLE (CONTINUED)
$ 1,000,000   Lodgenet Entertainment Corp.
              9.500%, due 06/15/13                                  $  1,092,785
    500,000   Mediacom Broadband LLC (C)
              8.500%, due 10/15/15                                       511,250
    300,000   Mediacom Broadband LLC (O)
              8.500%, due 10/15/15                                       306,750
  1,000,000   Mediacom LLC/
              Mediacom Capital Corp. (O)
              9.500%, due 01/15/13                                     1,031,250
  1,000,000   Telenet Group Holding N.V. (B)(C)(D)
              0.000%, due 06/15/14                                       937,500
  1,350,000   Virgin Media Finance PLC (D)
              9.125%, due 08/15/16                                     1,424,250
                                                                    ------------
                                                                       7,852,847
                                                                    ------------
              MEDIA - DIVERSIFIED & SERVICES - 4.75%
    500,000   Advanstar Communications, Inc.
              10.750%, due 08/15/10                                      541,250
    750,000   Advanstar Communications, Inc., Series B
              12.000%, due 02/15/11                                      781,875
  1,000,000   Hughes Network Systems LLC/HNS Finance Corp.
              9.500%, due 04/15/14                                     1,052,500
  1,250,000   Intelsat Bermuda, Ltd. (C)(D)(G)
              8.872%, due 01/15/15                                     1,275,000
    500,000   Intelsat Bermuda, Ltd. (C)(D)
              9.250%, due 06/15/16                                       553,750
    750,000   Intelsat Bermuda, Ltd. (C)(D)
              11.250%, due 06/15/16                                      851,250
    400,000   Intelsat, Ltd. (D)(O)
              7.625%, due 04/15/12                                       384,000
    210,000   Lamar Media Corp.
              7.250%, due 01/01/13                                       212,625
    500,000   Lamar Media Corp.
              6.625%, due 08/15/15                                       487,500
    500,000   LBI Media, Inc.
              10.125%, due 07/15/12                                      525,000
    750,000   Quebecor Media, Inc. (D)
              7.750%, due 03/15/16                                       770,625
                                                                    ------------
                                                                       7,435,375
                                                                    ------------
              METALS AND MINING - 3.60%
    750,000   Aleris International, Inc., PIK (C)
              9.000%, due 12/15/14                                       791,250
    750,000   Aleris International, Inc. (C)
              10.000%, due 12/15/16                                      783,750
  1,000,000   Alpha Natural Resources LLC/
              Alpha Natural Resources Capital Corp. (O)
              10.000%, due 06/01/12                                    1,075,000
    500,000   Arch Western Finance LLC
              6.750%, due 07/01/13                                       491,875
    510,000   Foundation PA Coal Co.
              7.250%, due 08/01/14                                       516,375
  1,000,000   Freeport-McMoRan Copper & Gold, Inc.
              8.375%, due 04/01/17                                     1,081,250
    900,000   Peabody Energy Corp. (O)(P)
              4.750%, due 12/15/66                                       889,875
                                                                    ------------
                                                                       5,629,375
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              NON FOOD & DRUG RETAILERS - 5.23%
$ 1,250,000   Autonation, Inc. (G)
              7.360%, due 04/15/13                                  $  1,262,500
  1,000,000   Blockbuster, Inc. (O)
              9.000%, due 09/01/12                                     1,010,000
    500,000   Buhrmann U.S., Inc.
              7.875%, due 03/01/15                                       500,000
    500,000   Burlington Coat Factory Warehouse Corp. (O)
              11.125%, due 04/15/14                                      510,000
    250,000   GSC Holdings Corp. (G)(O)
              9.235%, due 10/01/11                                       258,125
    400,000   Pantry, Inc.
              7.750%, due 02/15/14                                       404,000
    350,000   Petro Stopping Centers L.P./
              Petro Financial Corp.
              9.000%, due 02/15/12                                       360,500
  1,000,000   Sally Holdings LLC (C)
              9.250%, due 11/15/14                                     1,027,500
    550,000   Sally Holdings LLC (C)(O)
              10.500%, due 11/15/16                                      565,125
    706,000   Susser Holdings LLC
              10.625%, due 12/15/13                                      770,422
    750,000   United Auto Group, Inc. (C)
              7.750%, due 12/15/16                                       757,500
    750,000   Yankee Acquisition Corp. (C)
              8.500%, due 02/15/15                                       759,375
                                                                    ------------
                                                                       8,185,047
                                                                    ------------
              OIL & GAS - 4.57%
    250,000   Berry Petroleum Co.
              8.250%, due 11/01/16                                       249,063
    470,000   Chesapeake Energy Corp. (O)
              6.875%, due 01/15/16                                       475,875
  1,200,000   Complete Production Services, Inc. (C)
              8.000%, due 12/15/16                                     1,230,000
    700,000   Compton Petroleum Finance Corp. (O)
              7.625%, due 12/01/13                                       684,250
    350,000   Denbury Resources, Inc.
              7.500%, due 04/01/13                                       353,500
    250,000   Denbury Resources, Inc. (O)
              7.500%, due 12/15/15                                       252,500
    300,000   Encore Acquisition Co.
              6.250%, due 04/15/14                                       276,000
    500,000   Encore Acquisition Co.
              6.000%, due 07/15/15                                       445,000
  1,000,000   Exco Resources, Inc.
              7.250%, due 01/15/11                                     1,002,500
    750,000   Harvest Operations Corp. (D)
              7.875%, due 10/15/11                                       719,062
  1,000,000   PetroHawk Energy Corp.
              9.125%, due 07/15/13                                     1,065,000
    400,000   Whiting Petroleum Corp.
              7.250%, due 05/01/13                                       393,000
                                                                    ------------
                                                                       7,145,750
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              PACKAGING - 0.50%
$   750,000   BWAY Corp.
              10.000%, due 10/15/10                                 $    786,562
                                                                    ------------
              PRINTING & PUBLISHING - 3.69%
  1,000,000   CBD Media, Inc.
              8.625%, due 06/01/11                                     1,027,500
    750,000   Cenveo Corp.
              7.875%, due 12/01/13                                       735,000
  1,500,000   Idearc, Inc. (C)
              8.000%, due 11/15/16                                     1,543,125
    750,000   RH Donnelley Corp., Series A-2 (O)
              6.875%, due 01/15/13                                       729,375
    750,000   RH Donnelley Corp., Series A-3
              8.875%, due 01/15/16                                       796,875
    950,000   Valassis Communications, Inc. (C)
              8.250%, due 03/01/15                                       933,375
                                                                    ------------
                                                                       5,765,250
                                                                    ------------
              STEEL - 0.19%
    300,000   Valmont Industries, Inc.
              6.875%, due 05/01/14                                       301,125
                                                                    ------------
              SUPPORT SERVICES - 8.20%
    500,000   Ahern Rentals, Inc.
              9.250%, due 08/15/13                                       521,875
  1,500,000   Aramark Corp. (C)
              8.500%, due 02/01/15                                     1,560,000
    750,000   Ashtead Capital, Inc. (C)
              9.000%, due 08/15/16                                       798,750
    300,000   Ashtead Holdings PLC (C)(D)
              8.625%, due 08/01/15                                       313,500
    250,000   Avis Budget Car Rental LLC/
              Avis Budget Finance, Inc. (C)(G)(O)
              7.860%, due 05/15/14                                       255,000
    500,000   Cardtronics, Inc.
              9.250%, due 08/15/13                                       525,000
    750,000   Education Management LLC/
              Education Management Corp. (O)
              10.250%, due 06/01/16                                      813,750
    250,000   FTI Consulting, Inc. (O)(P)
              3.750%, due 07/15/12                                       323,438
    500,000   FTI Consulting, Inc.
              7.750%, due 10/01/16                                       525,000
    750,000   H&E Equipment Services, Inc.
              8.375%, due 07/15/16                                       796,875
  1,000,000   Hertz Corp.
              8.875%, due 01/01/14                                     1,077,500
    500,000   Hertz Corp. (O)
              10.500%, due 01/01/16                                      570,000
    140,000   Iron Mountain, Inc.
              7.750%, due 01/15/15                                       142,800
    500,000   Mac-Gray Corp.
              7.625%, due 08/15/15                                       510,000
    400,000   Norcross Safety Products LLC/
              Norcross Capital Corp., Series B
              9.875%, due 08/15/11                                       424,000
  1,000,000   Rental Services Corp. (C)
              9.500%, due 12/01/14                                     1,065,000
    700,000   United Rentals North America, Inc. (O)
              7.750%, due 11/15/13                                       719,250

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              SUPPORT SERVICES (CONTINUED)
$   500,000   West Corp. (C)
              9.500%, due 10/15/14                                  $    517,500
    300,000   West Corp. (C)(O)
              11.000%, due 10/15/16                                      316,500
  1,000,000   Williams Scotsman, Inc.
              8.500%, due 10/01/15                                     1,047,500
                                                                    ------------
                                                                      12,823,238
                                                                    ------------
              TECHNOLOGY - 3.63%
    750,000   Celestica, Inc. (D)(O)
              7.625%, due 07/01/13                                       701,250
    100,000   Flextronics International, Ltd.
              (D)(O)(P)
              1.000%, due 08/01/10                                        96,000
    750,000   Freescale Semiconductor, Inc. (C)
              8.875%, due 12/15/14                                       750,938
    750,000   Freescale Semiconductor, Inc. (C)(O)
              10.125%, due 12/15/16                                      751,875
    750,000   NXP BV/NXP Funding LLC (C)(D)
              9.500%, due 10/15/15                                       774,375
    500,000   Sungard Data Systems, Inc.
              9.125%, due 08/15/13                                       536,250
  1,000,000   Sungard Data Systems, Inc.
              10.250%, due 08/15/15                                    1,091,250
  1,000,000   Syniverse Technologies, Inc., Series B
              7.750%, due 08/15/13                                       982,500
                                                                    ------------
                                                                       5,684,438
                                                                    ------------
              TELECOMMUNICATIONS - 5.83%
    165,000   American Cellular Corp., Series B
              10.000%, due 08/01/11                                      174,694
  1,000,000   Centennial Communications Corp. (G)
              11.110%, due 01/01/13                                    1,052,500
  1,000,000   Cincinnati Bell, Inc. (O)
              8.375%, due 01/15/14                                     1,022,500
    700,000   Cincinnati Bell Telephone Co.
              6.300%, due 12/01/28                                       640,500
  1,500,000   Citizens Communciations Co. (C)(O)
              7.875%, due 01/15/27                                     1,533,750
  1,250,000   Level 3 Financing, Inc. (C)
              8.750%, due 02/15/17                                     1,259,375
  1,500,000   Nordic Telephone Co. Holdings ApS (C)(D)
              8.875%, due 05/01/16                                     1,605,000
    750,000   Qwest Communications International, Inc. (G)
              8.860%, due 02/15/09                                       757,500
  1,000,000   Time Warner Telecom Holdings, Inc.
              9.250%, due 02/15/14                                     1,070,000
                                                                    ------------
                                                                       9,115,819
                                                                    ------------
              TRANSPORTATION - 1.04%
    500,000   CHC Helicopter Corp. (D)
              7.375%, due 05/01/14                                       486,250
    755,000   Gulfmark Offshore, Inc.
              7.750%, due 07/15/14                                       766,325
    400,000   Hornbeck Offshore Services, Inc. (B)(C)(O)(P)
              1.625%, due 11/15/26                                       366,400
                                                                    ------------
                                                                       1,618,975
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              UTILITIES - 4.50%
$ 1,500,000   Dynegy Holdings, Inc.
              8.375%, due 05/01/16                                  $  1,560,000
  1,000,000   Ferrellgas Partners L.P./
              Ferrellgas Partners Finance
              8.750%, due 06/15/12                                     1,037,500
    300,000   Holly Energy Partners L.P.
              6.250%, due 03/01/15                                       286,500
    750,000   Inergy L.P./Inergy Finance Corp.
              6.875%, due 12/15/14                                       738,750
    300,000   Mirant Americas Generation LLC
              8.300%, due 05/01/11                                       307,500
    500,000   Mirant North America LLC
              7.375%, due 12/31/13                                       512,500
    750,000   NRG Energy, Inc.
              7.375%, due 02/01/16                                       770,625
    500,000   NRG Energy, Inc.
              7.375%, due 01/15/17                                       513,125
    500,000   Suburban Propane Partners L.P./
              Suburban Energy Finance Corp. (O)
              6.875%, due 12/15/13                                       492,500
    750,000   Williams Cos., Inc.
              7.625%, due 07/15/19                                       815,625
                                                                    ------------
                                                                       7,034,625
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $146,284,169)                                    149,070,056
                                                                    ------------


   Shares
   ------
INVESTMENT COMPANY - 4.01%

 6,266,358    SSgA Prime Money Market Fund (N)                         6,266,358
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $6,266,358)                                        6,266,358
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 16.37%

 25,604,935   State Street Navigator Securities
              Lending Portfolio (I)                                   25,604,935
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $25,604,935)                                      25,604,935
                                                                    ------------
TOTAL INVESTMENTS - 115.68%
(Cost $178,155,462**)                                                180,941,349
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (15.68)%                          (24,529,425)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $156,411,924
                                                                    ============

              See accompanying Notes to Portfolios of Investments.

HIGH INCOME FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

----------
**   Aggregate cost for Federal tax purposes was $178,186,300.

(B) Represents a security with a specified coupon until a predetermined date, at which time the stated rate is adjusted to a new contract rate.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is 10.09% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2007.

(H) Security purchased on a delayed delivery or when-issued basis. Rate shown is at issue date.

(I) Represents investments of cash collateral received in connection with securities lending.

(N) Security segregated for forward or when-issued purchase commitments outstanding as of March 31, 2007.

(O)  All (or portion of security) on loan.

(P)  Convertible.

PIK  Payment-In-Kind.

PLC  Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 46.36%

              CONSUMER DISCRETIONARY - 3.12%
     39,300   Carnival Corp.                                        $  1,841,598
    145,900   Genuine Parts Co.                                        7,149,100
    191,000   Home Depot, Inc.                                         7,017,340
    100,000   Newell Rubbermaid, Inc.                                  3,109,000
     67,000   Polaris Industries, Inc. (O)                             3,214,660
                                                                    ------------
                                                                      22,331,698
                                                                    ------------
              CONSUMER STAPLES - 6.45%
    151,900   Altria Group, Inc.                                      13,338,339
    149,000   Anheuser-Busch Cos., Inc.                                7,518,540
    169,000   Coca-Cola Co.                                            8,112,000
     58,000   Dean Foods Co. *                                         2,710,920
     58,000   General Mills, Inc.                                      3,376,760
    118,000   Kimberly-Clark Corp.                                     8,081,820
     52,000   UST, Inc.                                                3,014,960
                                                                    ------------
                                                                      46,153,339
                                                                    ------------
              ENERGY - 4.00%
    117,700   BP PLC, ADR                                              7,621,075
    152,800   Chevron Corp.                                           11,301,088
    124,900   ConocoPhillips                                           8,536,915
     45,600   Spectra Energy Corp.                                     1,197,912
                                                                    ------------
                                                                      28,656,990
                                                                    ------------
              FINANCIALS - 12.17%
     57,714   Allstate Corp.                                           3,466,303
    226,996   Bank of America Corp.                                   11,581,336
    311,705   Citigroup, Inc.                                         16,002,935
    119,000   Federal Home Loan Mortgage Corp.                         7,079,310
     79,000   Fifth Third Bancorp (O)                                  3,056,510
     14,500   Hartford Financial Services Group, Inc.                  1,385,910
    114,554   J.P. Morgan Chase & Co.                                  5,542,122
     73,000   National City Corp.                                      2,719,250
    129,000   Plum Creek Timber Co., Inc., REIT                        5,085,180
     72,000   Rayonier, Inc., REIT                                     3,096,000
    293,100   U.S. Bancorp                                            10,249,707
    174,300   Wachovia Corp.                                           9,595,215
    239,500   Wells Fargo & Co.                                        8,245,985
                                                                    ------------
                                                                      87,105,763
                                                                    ------------
              HEALTH CARE - 6.15%
     92,000   Abbott Laboratories                                      5,133,600
    275,000   Bristol-Myers Squibb Co.                                 7,634,000
     81,000   Eli Lilly & Co.                                          4,350,510
    135,000   Johnson & Johnson                                        8,135,100
    138,700   Merck & Co., Inc.                                        6,126,379
    500,019   Pfizer, Inc.                                            12,630,480
                                                                    ------------
                                                                      44,010,069
                                                                    ------------
              INDUSTRIALS - 4.96%
     38,400   3M Co.                                                   2,934,912
     48,000   Avery Dennison Corp.                                     3,084,480
     67,000   Emerson Electric Co.                                     2,887,030
    411,800   General Electric Co.                                    14,561,248
    159,500   Masco Corp. (O)                                          4,370,300
     65,000   Pitney Bowes, Inc.                                       2,950,350
    137,000   Waste Management, Inc.                                   4,714,170
                                                                    ------------
                                                                      35,502,490
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INFORMATION TECHNOLOGY - 0.89%
     85,000   Hewlett-Packard Co.                                   $  3,411,900
    154,000   Intel Corp.                                              2,946,020
                                                                    ------------
                                                                       6,357,920
                                                                    ------------
              MATERIALS - 2.98%
     69,500   Dow Chemical Co.                                         3,187,270
     61,000   E.I. Du Pont de Nemours & Co.                            3,015,230
     47,000   PPG Industries, Inc.                                     3,304,570
     64,200   Rohm & Haas Co.                                          3,320,424
    113,600   Weyerhaeuser Co. (O)                                     8,490,464
                                                                    ------------
                                                                      21,317,958
                                                                    ------------
              TELECOMMUNICATION SERVICES - 3.13%
    204,215   AT&T, Inc.                                               8,052,197
    293,000   Verizon Communications, Inc.                            11,110,560
    222,000   Windstream Corp.                                         3,261,180
                                                                    ------------
                                                                      22,423,937
                                                                    ------------
              UTILITIES - 2.51%
     35,400   Ameren Corp. (O)                                         1,780,620
     91,000   Consolidated Edison, Inc. (O)                            4,646,460
     44,500   DTE Energy Co.                                           2,131,550
     91,200   Duke Energy Corp.                                        1,850,448
      6,500   Integrys Energy Group, Inc.                                360,815
     65,600   Pinnacle West Capital Corp.                              3,165,200
     17,700   Progress Energy, Inc.                                      892,788
     85,000   Southern Co. (O)                                         3,115,250
                                                                    ------------
                                                                      17,943,131
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $290,169,791)                                    331,803,295
                                                                    ------------
COMMON STOCK UNIT - 0.22%

              FINANCIALS - 0.22%
     18,000   AllianceBernstein Holding L.P.                           1,593,000
                                                                    ------------
              TOTAL COMMON STOCK UNIT
              (Cost $1,500,386)                                        1,593,000
                                                                    ------------


 Par Value
 ---------
ASSET BACKED - 1.37%

$   599,648   ABSC Long Beach Home Equity Loan Trust
              Series 2000-LB1, Class AF5 (M)
              8.550%, due 09/21/30                                       597,844
  1,100,000   Ameriquest Mortgage Securities,
              Inc.,
              Series 2004-FR1, Class M2 (M)
              5.207%, due 05/25/34                                     1,081,988
  1,540,261   CIT Group Home Equity Loan Trust,
              Series 2002-2, Class BF (M)
              6.830%, due 06/25/33                                     1,400,376
  1,120,000   GMAC Mortgage Corp. Loan Trust,
              Series 2004-HE2, Class M1
              3.950%, due 10/25/33                                     1,103,001
    932,690   Green Tree Financial Corp.,
              Series 1998-2, Class A6
              6.810%, due 12/01/27                                       965,942

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
ASSET BACKED (CONTINUED)

$ 2,190,000   GSAMP Trust,
              Series 2006-S5, Class M5 (M)
              7.488%, due 09/25/36                                  $    219,000
  1,400,000   Park Place Securities, Inc.,
              Series 2004-WWF1, Class M10 (G)(M)
              7.820%, due 12/25/34                                     1,162,759
  1,025,000   Renaissance Home Equity Loan Trust,
              Series 2005-4, Class M9 (M)
              7.000%, due 02/25/36                                       973,910
    568,167   Residential Asset Mortgage Products,
              Inc.,
              Series 2003-RS9, Class AI5
              4.990%, due 03/25/31                                       565,247
    740,000   Soundview Home Equity Loan Trust,
              Series 2005-B, Class M6 (M)
              6.175%, due 05/25/35                                       732,740
  1,045,000   Wells Fargo Home Equity Trust,
              Series 2004-2, Class M8A (C)(G)
              8.320%, due 05/25/34                                       997,975
                                                                    ------------
              TOTAL ASSET BACKED
              (Cost $12,097,216)                                       9,800,782
                                                                    ------------
COMMERCIAL MORTGAGE BACKED - 4.14%

    898,002   Bear Stearns Commercial Mortgage Securities,
              Series 2001-TOP4, Class A1
              5.060%, due 11/15/16                                       895,564
  1,815,000   Bear Stearns Commercial Mortgage Securities,
              Series 2003-T10, Class E (C)(G)
              5.540%, due 03/13/40                                     1,801,612
  1,129,226   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A2
              3.700%, due 02/13/46                                     1,104,880
  1,325,000   Bear Stearns Commercial Mortgage Securities,
              Series 2004-T16, Class A6 (G)
              4.750%, due 02/13/46                                     1,282,297
    765,000   Bear Stearns Commercial Mortgage Securities,
              Series 2005-T20, Class F (C)(G)
              5.302%, due 10/12/42                                       745,899
  2,100,000   Government National Mortgage Association,
              Series 2004-43, Class C (G)
              5.008%, due 12/16/25                                     2,084,125
  1,400,000   Greenwich Capital Commercial Funding Corp.,
              Series 2004-GG1, Class A7 (G)
              5.317%, due 06/10/36                                     1,404,557
  2,900,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C1, Class A2
              3.624%, due 01/15/29                                     2,815,420
  1,600,000   LB-UBS Commercial Mortgage Trust,
              Series 2004-C8, Class A6 (G)
              4.799%, due 12/15/29                                     1,553,107
  2,600,000   Morgan Stanley Capital I,
              Series 2004-HQ4, Class A7
              4.970%, due 04/14/40                                     2,547,428
  2,710,000   Morgan Stanley Capital I,
              Series 2006-IQ12, Class ANM
              5.310%, due 12/15/43                                     2,707,084

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
COMMERCIAL MORTGAGE BACKED (CONTINUED)

$ 2,500,000   Morgan Stanley Capital I,
              Series 2004-T13, Class A3
              4.390%, due 09/13/45                                  $  2,421,784
  2,690,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class H (C)(G)
              5.880%, due 11/28/35                                     2,556,816
    775,000   Multi Security Asset Trust,
              Series 2005-RR4A, Class J (C)
              5.880%, due 11/28/35                                       698,984
  1,313,858   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C6, Class A1
              3.364%, due 08/15/35                                     1,287,711
  3,760,000   Wachovia Bank Commercial Mortgage Trust,
              Series 2003-C8, Class A2
              3.894%, due 11/15/35                                     3,685,875
                                                                    ------------
              TOTAL COMMERCIAL MORTGAGE BACKED
              (Cost $29,951,838)                                      29,593,143
                                                                    ------------
PRIVATE LABEL MORTGAGE BACKED - 1.34%

  2,518,696   Banc of America Alternative Loan Trust,
              Series 2005-12, Class 3CB1
              6.000%, due 01/25/36                                     2,532,370
  3,270,509   Banc of America Alternative Loan Trust,
              Series 2006-3, Class 2CB1
              6.000%, due 04/25/36                                     3,287,271
  3,718,707   Banc of America Alternative Loan Trust,
              Series 2006-4, Class 5CB1
              6.500%, due 05/25/46                                     3,784,885
                                                                    ------------
              TOTAL PRIVATE LABEL MORTGAGE BACKED
              (Cost $9,505,398)                                        9,604,526
                                                                    ------------
CORPORATE NOTES AND BONDS - 13.43%

              BEVERAGE/FOOD - 0.29%
  2,025,000   Kraft Foods, Inc.
              6.500%, due 11/01/31                                     2,062,410
                                                                    ------------
              CONSUMER DISCRETIONARY - 1.05%
  2,000,000   American Association of Retired Persons (C)
              7.500%, due 05/01/31                                     2,443,796
  1,500,000   Carnival Corp. (D)
              3.750%, due 11/15/07                                     1,485,816
  1,850,000   Erac USA Finance Co. (C)
              6.700%, due 06/01/34                                     1,934,698
  1,600,000   Royal Caribbean Cruises, Ltd. (D)
              7.250%, due 06/15/16                                     1,642,909
                                                                    ------------
                                                                       7,507,219
                                                                    ------------
              CONSUMER STAPLES - 0.60%
  1,850,000   Delhaize America, Inc.
              7.550%, due 04/15/07                                     1,853,557
  1,055,000   Diageo Capital PLC (D)
              5.500%, due 09/30/16                                     1,048,055
  1,400,000   Safeway, Inc.
              4.125%, due 11/01/08                                     1,376,850
                                                                    ------------
                                                                       4,278,462
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)


              ENERGY - 1.02%
$ 2,000,000   Chesapeake Energy Corp.
              6.375%, due 06/15/15                                  $  1,990,000
  1,500,000   ConocoPhillips
              6.650%, due 07/15/18                                     1,640,762
  1,030,000   Devon Financing Corp. ULC
              7.875%, due 09/30/31                                     1,220,938
  1,150,000   Hess Corp.
              7.875%, due 10/01/29                                     1,326,535
  1,000,000   Pemex Project Funding Master Trust
              7.375%, due 12/15/14                                     1,104,500
                                                                    ------------
                                                                       7,282,735
                                                                    ------------
              FINANCE - 2.81%
  1,500,000   American General Finance Corp., Series H
              4.625%, due 09/01/10                                     1,471,728
  1,115,000   American General Finance Corp.,
              5.850%, due 06/01/13                                     1,148,005
  2,000,000   Bear Stearns Cos., Inc.
              7.800%, due 08/15/07                                     2,017,230
  1,500,000   CIT Group, Inc.
              7.375%, due 04/02/07                                     1,500,000
  1,000,000   GE Insurance Solutions Corp.
              7.000%, due 02/15/26                                     1,109,934
    785,000   GE Insurance Solutions Corp.
              7.750%, due 06/15/30                                       951,655
  1,350,000   HSBC Finance Corp.
              6.500%, due 11/15/08                                     1,376,439
  1,735,000   Lehman Brothers Holdings, Inc.
              5.750%, due 01/03/17                                     1,738,590
  3,240,000   Nissan Motor Acceptance Corp. (C)
              5.625%, due 03/14/11                                     3,260,062
    530,000   Simon Property Group L.P.
              5.875%, due 03/01/17                                       543,774
$ 2,000,000   Residential Capital LLC
              6.500%, due 04/17/13                                     1,981,012
  2,000,000   U.S. Bank NA
              6.300%, due 02/04/14                                     2,111,818
    935,000   Western Union Co.
              5.930%, due 10/01/16                                       937,010
                                                                    ------------
                                                                      20,147,257
                                                                    ------------
              FOOD & DRUG RETAILERS - 0.23%
  1,550,000   Medco Health Solutions, Inc.
              7.250%, due 08/15/13                                     1,676,348
                                                                    ------------
              HEALTH CARE - 1.01%
  1,200,000   Eli Lilly & Co.
              6.570%, due 01/01/16                                     1,302,536
    740,000   Genentech, Inc.
              5.250%, due 07/15/35                                       678,894
  1,220,000   Merck & Co., Inc. (O)
              6.400%, due 03/01/28                                     1,285,685
  1,500,000   Quest Diagnostics, Inc.
              5.450%, due 11/01/15                                     1,437,493
  1,400,000   WellPoint, Inc.
              5.000%, due 12/15/14                                     1,358,517

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
              HEALTH CARE (CONTINUED)
$ 1,100,000   Wyeth
              6.500%, due 02/01/34                                  $  1,165,160
                                                                    ------------
                                                                       7,228,285
                                                                    ------------
              INDUSTRIALS - 1.90%
    350,000   Boeing Co.
              8.625%, due 11/15/31                                       481,023
    620,000   Boeing Co.
              6.875%, due 10/15/43                                       721,725
  1,600,000   DaimlerChrysler NA Holding Corp.
              4.750%, due 01/15/08                                     1,592,459
  2,000,000   Deluxe Corp., Series B
              3.500%, due 10/01/07                                     1,967,500
    515,000   D.R. Horton, Inc.
              5.250%, due 02/15/15                                       470,937
  1,000,000   Ford Motor Credit Co.
              5.800%, due 01/12/09                                       980,947
    575,000   General Motors Acceptance Corp.
              LLC (O)
              6.125%, due 08/28/07                                       574,658
  1,450,000   General Motors Acceptance Corp. LLC
              7.250%, due 03/02/11                                     1,458,001
  1,760,000   Overseas Shipholding Group
              8.250%, due 03/15/13                                     1,843,600
  1,150,000   Waste Management, Inc.
              7.125%, due 12/15/17                                     1,265,238
  1,025,000   Westvaco Corp.
              8.200%, due 01/15/30                                     1,127,969
  1,170,000   WM Wrigley Jr. Co.
              4.300%, due 07/15/10                                     1,142,318
                                                                    ------------
                                                                      13,626,375
                                                                    ------------
              MEDIA - 0.78%
  1,620,000   Comcast Cable Communications
              Holdings, Inc.
              8.375%, due 03/15/13                                     1,852,580
  2,400,000   Cox Enterprises, Inc. (C)
              4.375%, due 05/01/08                                     2,362,531
  1,315,000   Rogers Cable, Inc. (D)
              6.250%, due 06/15/13                                     1,334,725
                                                                    ------------
                                                                       5,549,836
                                                                    ------------
              PIPELINE - 0.33%
    775,000   KN Energy, Inc.
              7.250%, due 03/01/28                                       770,720
  1,600,000   Panhandle Eastern Pipe Line
              4.800%, due 08/15/08                                     1,588,099
                                                                    ------------
                                                                       2,358,819
                                                                    ------------
              TELECOMMUNICATIONS - 0.54%
  1,600,000   CenturyTel, Inc., Series F
              6.300%, due 01/15/08                                     1,611,088
    960,000   Cisco Systems, Inc.
              5.500%, due 02/22/16                                       966,641
  1,325,000   Sprint Nextel Corp.
              6.000%, due 12/01/16                                     1,303,941
                                                                    ------------
                                                                       3,881,670
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
CORPORATE NOTES AND BONDS (CONTINUED)

              TRANSPORTATION - 0.51%
$ 1,365,000   Burlington Northern Santa Fe Corp.
              8.125%, due 04/15/20                                  $  1,616,425
    957,000   Norfolk Southern Corp.
              5.590%, due 05/17/25                                       891,943
  1,050,000   Norfolk Southern Corp.
              7.050%, due 05/01/37                                     1,137,410
                                                                    ------------
                                                                       3,645,778
                                                                    ------------
              UTILITIES - 2.36%
  1,250,000   Consumers Energy Co.
              5.650%, due 04/15/20                                     1,234,113
  2,000,000   Energy East Corp.
              8.050%, due 11/15/10                                     2,177,262
  1,300,000   Illinois Power Co.
              7.500%, due 06/15/09                                     1,318,144
  1,555,000   Indianapolis Power & Light (C)
              6.050%, due 10/01/36                                     1,539,999
  1,460,000   New York State Electric & Gas Corp.
              4.375%, due 11/15/07                                     1,450,418
    835,000   Ohio Power Co., Series K (O)
              6.000%, due 06/01/16                                       865,868
  1,365,000   Pacific Gas & Electric Co.
              6.050%, due 03/01/34                                     1,368,340
  2,000,000   Progress Energy, Inc.
              7.750%, due 03/01/31                                     2,391,900
    474,000   Sierra Pacific Power Co., Series M
              6.000%, due 05/15/16                                       480,602
  1,500,000   Southern Power Co., Series B
              6.250%, due 07/15/12                                     1,567,620
  2,400,000   Westar Energy, Inc.
              6.000%, due 07/01/14                                     2,469,204
                                                                    ------------
                                                                      16,863,470
                                                                    ------------
              TOTAL CORPORATE NOTES AND BONDS
              (Cost $95,987,315)                                      96,108,664
                                                                    ------------
MORTGAGE BACKED - 14.39%

              FEDERAL HOME LOAN MORTGAGE CORP. - 1.52%
    111,470   8.000%, due 06/01/30 Pool # C01005                         117,335
    435,026   6.500%, due 01/01/32 Pool # C62333                         447,907
    108,269   6.500%, due 03/01/32 Pool # C65648                         111,284
  4,624,120   5.000%, due 07/01/33 Pool # A11325                       4,480,691
    552,073   6.000%, due 10/01/34 Pool # A28439                         557,969
    427,216   6.000%, due 10/01/34 Pool # A28598                         431,778
    364,487   5.000%, due 04/01/35 Pool # A32314                         352,614
    675,805   5.000%, due 04/01/35 Pool # A32315                         653,791
    580,911   5.000%, due 04/01/35 Pool # A32316                         561,987
    281,484   5.000%, due 04/01/35 Pool # A32509                         272,315
  2,986,439   5.000%, due 01/01/37 Pool # A56371                       2,886,266
                                                                    ------------
                                                                      10,873,937
                                                                    ------------

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
MORTGAGE BACKED (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 12.83%
$ 1,774,765   4.000%, due 04/01/15 Pool # 255719                    $  1,716,020
  1,955,232   5.500%, due 04/01/16 Pool # 745444                       1,965,946
    485,026   6.000%, due 05/01/16 Pool # 582558                         493,752
  2,961,012   5.000%, due 12/01/17 Pool # 672243                       2,929,200
  2,661,547   4.500%, due 09/01/20 Pool # 835465                       2,576,872
    533,730   6.000%, due 05/01/21 Pool # 253847                         543,254
     90,307   7.000%, due 12/01/29 Pool # 762813                          94,154
    264,706   7.000%, due 11/01/31 Pool # 607515                         275,865
      2,906   7.000%, due 04/01/32 Pool # 641518                           3,028
    264,663   7.000%, due 05/01/32 Pool # 644591                         275,821
  1,590,104   6.500%, due 06/01/32 Pool # 545691                       1,634,818
  1,394,672   6.500%, due 09/01/33 Pool # 737582                       1,432,142
  1,964,970   5.500%, due 10/01/33 Pool # 254904                       1,948,868
  7,147,129   5.500%, due 11/01/33 Pool # 555880                       7,088,563
  5,232,354   5.000%, due 05/01/34 Pool # 780890                       5,064,346
     61,405   7.000%, due 07/01/34 Pool # 792636                          63,681
    822,192   5.500%, due 08/01/34 Pool # 793647                         814,978
  3,570,710   5.500%, due 03/01/35 Pool # 815976                       3,537,007
  1,628,947   5.500%, due 07/01/35 Pool # 825283                       1,613,572
  1,056,934   5.500%, due 08/01/35 Pool # 826872                       1,046,958
  1,708,446   5.000%, due 09/01/35 Pool # 820347                       1,652,284
  1,844,180   5.000%, due 09/01/35 Pool # 835699                       1,783,556
  2,353,683   5.000%, due 10/01/35 Pool # 797669                       2,276,310
  2,205,801   5.500%, due 10/01/35 Pool # 836912                       2,184,981
  2,407,149   5.000%, due 12/01/35 Pool # 850561                       2,328,019
  4,162,071   5.500%, due 12/01/35 Pool # 844583                       4,122,787
    876,462   5.500%, due 02/01/36 Pool # 851330                         868,190
  3,132,379   5.500%, due 09/01/36 Pool # 831820                       3,099,710
  4,301,672   6.000%, due 09/01/36 Pool # 831741                       4,333,647
    969,071   5.500%, due 10/01/36 Pool # 896340                         958,964
  4,288,663   5.500%, due 10/01/36 Pool # 901723                       4,243,935
  2,901,049   6.500%, due 10/01/36 Pool # 894118                       2,959,435
  3,460,929   6.000%, due 11/01/36 Pool # 902510                       3,495,259
  4,026,661   5.500%, due 12/01/36 Pool # 902853                       3,984,665
  3,978,905   5.500%, due 12/01/36 Pool # 903059                       3,937,408
  3,942,268   5.500%, due 12/01/36 Pool # 907512                       3,901,153
  3,878,586   5.500%, due 12/01/36 Pool # 907635                       3,838,135
  3,568,127   6.000%, due 12/01/36 Pool # 903002                       3,594,650
  3,174,898   5.500%, due 01/01/37 Pool # 906268                       3,141,786
                                                                    ------------
                                                                      91,823,719
                                                                    ------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.04%
    248,634   6.500%, due 04/20/31 Pool # 003068                         255,422
                                                                    ------------
              TOTAL MORTGAGE BACKED
              (Cost $103,367,564)                                    102,953,078
                                                                    ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.56%

              FEDERAL HOME LOAN BANK - 0.97%
  6,975,000   4.250%, due 04/16/07                                     6,972,043
                                                                    ------------
              FEDERAL HOME LOAN MORTGAGE CORP. - 0.46%
  3,400,000   4.500%, due 01/15/14                                     3,317,859
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

DIVERSIFIED INCOME FUND (FORMERLY BALANCED FUND) PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
 Par Value                                                            (Note 1)
 ---------                                                          ------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION - 1.49%
$ 2,400,000   3.800%, due 01/18/08                                  $  2,375,131
  2,250,000   4.000%, due 09/02/08                                     2,221,632
    750,000   5.250%, due 08/01/12                                       758,617
  2,400,000   4.625%, due 10/15/14                                     2,351,923
  2,500,000   6.625%, due 11/15/30                                     2,946,895
                                                                    ------------
                                                                      10,654,198
                                                                    ------------
              U.S. TREASURY BONDS (O) - 1.79%
  3,600,000   6.250%, due 05/15/30                                     4,265,158
  8,025,000   5.375%, due 02/15/31                                     8,555,404
                                                                    ------------
                                                                      12,820,562
                                                                    ------------
              U.S. TREASURY NOTES - 9.85%
 12,000,000   4.375%, due 05/15/07 (O)                                11,989,224
  1,125,000   2.750%, due 08/15/07 (O)                                 1,115,420
  1,300,000   4.000%, due 08/31/07 (O)                                 1,294,617
  1,725,000   4.625%, due 02/29/08 (O)                                 1,720,284
  1,795,000   4.875%, due 04/30/08                                     1,794,790
  5,175,000   3.000%, due 02/15/09 (O)                                 5,023,590
    700,000   2.625%, due 03/15/09 (O)                                   674,570
  3,250,000   3.875%, due 05/15/10 (O)                                 3,188,175
    670,000   3.875%, due 09/15/10 (O)                                   656,155
    500,000   4.500%, due 11/15/10 (O)                                   499,610
    500,000   4.750%, due 03/31/11 (O)                                   503,789
 11,300,000   4.875%, due 04/30/11 (O)                                11,435,950
  6,150,000   4.625%, due 12/31/11 (O)                                 6,170,418
  3,400,000   4.625%, due 02/29/12 (O)                                 3,412,617
  5,500,000   4.000%, due 11/15/12 (O)                                 5,355,625
  1,980,000   3.625%, due 05/15/13 (O)                                 1,883,321
    310,000   4.000%, due 02/15/14 (O)                                   299,053
  1,830,000   4.125%, due 05/15/15 (O)                                 1,767,379
  2,001,000   4.500%, due 11/15/15 (O)                                 1,980,600
  7,550,000   4.500%, due 02/15/16 (O)                                 7,473,322
  2,225,000   4.625%, due 11/15/16 (O)                                 2,218,481
                                                                    ------------
                                                                      70,456,990
                                                                    ------------
              TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
              (Cost $103,707,701)                                    104,221,652
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 3.02%

          1   Columbia Funds Series Trust -
              Columbia Cash Reserves                                $          1
          1   J.P. Morgan Prime Money Market Fund                              1

 21,654,599   SSgA Prime Money Market Fund                            21,654,599
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $21,654,601)                                      21,654,601
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 11.23%
 80,349,181   State Street Navigator Securities
              Lending Portfolio (I)                                   80,349,181
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $80,349,181)                                      80,349,181
                                                                    ------------
TOTAL INVESTMENTS - 110.06%
(Cost $748,290,991**)                                                787,681,922
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (10.06)%                          (72,029,856)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $715,652,066
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $748,664,866.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D) Notes and bonds, issued by foreign entities, denominated in U.S. dollars. The aggregate of these securities is .77% of total net assets.

(G)  Floating rate or variable rate note. Rate shown is as of March 31, 2007.

(I) Represents investments of cash collateral received in connection with securities lending.

(M) Stated interest rate is contingent upon sufficient collateral market value. If collateral market value falls below a stated level, the issuer will either initiate a clean-up call or increase the stated interest rate.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

REIT Real Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 98.30%

              CONSUMER DISCRETIONARY - 7.87%
    242,600   CBS Corp., Class B (O)                                $  7,421,134
    514,643   Comcast Corp., Class A (O)*                             13,354,973
    104,800   Federated Department Stores, Inc. (O)                    4,721,240
    169,900   Home Depot, Inc.                                         6,242,126
    210,000   Lowe's Cos., Inc.                                        6,612,900
    241,839   McDonald's Corp.                                        10,894,847
    163,800   News Corp., Class A                                      3,787,056
     91,200   Nike, Inc., Class B                                      9,690,912
     51,900   Sears Holdings Corp. *                                   9,350,304
     96,400   Tiffany & Co. (O)                                        4,384,272
  1,021,000   Time Warner, Inc.                                       20,134,120
    300,700   Walt Disney Co.                                         10,353,101
                                                                    ------------
                                                                     106,946,985
                                                                    ------------
              CONSUMER STAPLES - 7.49%
    259,900   Altria Group, Inc.                                      22,821,819
    130,400   Archer-Daniels-Midland Co.                               4,785,680
     52,400   Clorox Co.                                               3,337,356
    158,700   Coca-Cola Co.                                            7,617,600
    100,900   Costco Wholesale Corp.                                   5,432,456
    173,000   General Mills, Inc.                                     10,072,060
     68,200   Kellogg Co.                                              3,507,526
     37,500   Kimberly-Clark Corp.                                     2,568,375
    519,200   Procter & Gamble Co.                                    32,792,672
    186,400   Wal-Mart Stores, Inc.                                    8,751,480
                                                                    ------------
                                                                     101,687,024
                                                                    ------------
              ENERGY - 15.84%
    184,200   Apache Corp.                                            13,022,940
    134,400   Cameron International Corp. *                            8,438,976
    466,046   Chevron Corp.                                           34,468,762
    506,200   ConocoPhillips                                          34,598,770
    181,200   Devon Energy Corp.                                      12,542,664
     57,900   EOG Resources, Inc.                                      4,130,586
    873,400   Exxon Mobil Corp.                                       65,898,030
    141,200   Marathon Oil Corp.                                      13,954,796
    255,400   Occidental Petroleum Corp.                              12,593,774
    154,350   Spectra Energy Corp.                                     4,054,775
    117,500   Valero Energy Corp.                                      7,577,575
     70,000   XTO Energy, Inc.                                         3,836,700
                                                                    ------------
                                                                     215,118,348
                                                                    ------------
              FINANCIALS - 32.35%
    212,726   Allstate Corp.                                          12,776,324
    425,200   American International Group, Inc.                      28,581,944
    883,442   Bank of America Corp.                                   45,073,211
     18,200   Bear Stearns Cos., Inc.                                  2,736,370
  1,027,414   Citigroup, Inc.                                         52,747,435
     79,000   Compass Bancshares, Inc.                                 5,435,200
     55,100   Equity Residential, REIT                                 2,657,473
    189,500   Federal Home Loan Mortgage Corp.                        11,273,355
    148,900   General Growth Properties, Inc., REIT                    9,614,473
     48,400   Goldman Sachs Group, Inc.                               10,000,892
    698,488   J.P. Morgan Chase & Co.                                 33,792,849
    125,300   Keycorp                                                  4,694,991
     44,300   Legg Mason, Inc.                                         4,173,503

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FINANCIALS (CONTINUED)
    133,300   Lehman Brothers Holdings, Inc.                        $  9,340,331
     29,000   M&T Bank Corp.                                           3,359,070
    110,200   Marshall & Ilsley Corp.                                  5,103,362
    138,400   Mellon Financial Corp.                                   5,970,576
    212,200   Merrill Lynch & Co., Inc.                               17,330,374
    118,800   Metlife, Inc.                                            7,502,220
    158,900   Morgan Stanley                                          12,514,964
    193,300   National City Corp. (O)                                  7,200,425
     51,100   Prologis, REIT                                           3,317,923
    194,400   Prudential Financial, Inc.                              17,546,544
    133,723   Regions Financial Corp.                                  4,729,782
     29,700   Simon Property Group, Inc., REIT                         3,304,125
     57,100   SL Green Realty Corp., REIT                              7,832,978
    136,000   SunTrust Banks, Inc.                                    11,293,440
    146,400   Travelers Cos., Inc.                                     7,579,128
    471,900   U.S. Bancorp                                            16,502,343
    414,300   Unum Group                                               9,541,329
     78,400   Vornado Realty Trust, REIT                               9,356,256
    416,400   Wachovia Corp.                                          22,922,820
    149,500   Washington Mutual, Inc. (O)                              6,036,810
    704,000   Wells Fargo & Co.                                       24,238,720
     39,000   Zions Bancorporation                                     3,296,280
                                                                    ------------
                                                                     439,377,820
                                                                    ------------
              HEALTH CARE - 7.49%
     65,100   Abbott Laboratories                                      3,632,580
    311,900   Bristol-Myers Squibb Co.                                 8,658,344
     24,000   Cigna Corp.                                              3,423,840
     62,900   Eli Lilly & Co.                                          3,378,359
     75,100   Johnson & Johnson                                        4,525,526
    263,200   Merck & Co., Inc.                                       11,625,544
  1,436,400   Pfizer, Inc.                                            36,283,464
    147,500   UnitedHealth Group, Inc.                                 7,813,075
     86,100   WellPoint, Inc. *                                        6,982,710
    309,200   Wyeth                                                   15,469,276
                                                                    ------------
                                                                     101,792,718
                                                                    ------------
              INDUSTRIALS - 6.97%
     58,700   3M Co.                                                   4,486,441
    178,300   CSX Corp.                                                7,140,915
     47,100   Deere & Co.                                              5,116,944
     65,700   Eaton Corp.                                              5,489,892
     85,800   Emerson Electric Co.                                     3,697,122
     88,900   General Dynamics Corp.                                   6,791,960
  1,065,900   General Electric Co.                                    37,690,224
    156,800   Honeywell International, Inc.                            7,222,208
    146,500   Masco Corp.                                              4,014,100
     75,600   Parker Hannifin Corp.                                    6,525,036
    100,600   United Technologies Corp.                                6,539,000
                                                                    ------------
                                                                      94,713,842
                                                                    ------------
              INFORMATION TECHNOLOGY - 4.05%
    115,800   Adobe Systems, Inc. *                                    4,828,860
    110,100   Automatic Data Processing, Inc.                          5,328,840
     92,000   Computer Sciences Corp. (O)*                             4,795,960
    356,500   EMC Corp. *                                              4,937,525
    214,635   Hewlett-Packard Co.                                      8,615,449
    100,700   International Business Machines Corp.                    9,491,982

              See accompanying Notes to Portfolios of Investments.

LARGE CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                       Value
   Shares                                                            (Note 1)
   ------                                                         --------------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY (CONTINUED)
     54,300   Lexmark International, Inc. *                       $    3,174,378
    122,300   Maxim Integrated Products, Inc.                          3,595,620
    238,800   Microsoft Corp.                                          6,655,356
    200,000   Motorola, Inc.                                           3,534,000
                                                                  --------------
                                                                      54,957,970
                                                                  --------------
              MATERIALS - 3.88%
     92,500   Air Products & Chemicals, Inc.                           6,841,300
    232,200   Alcoa, Inc.                                              7,871,580
    193,700   Dow Chemical Co.                                         8,883,082
     63,200   E.I. Du Pont de Nemours & Co.                            3,123,976
     32,696   Freeport-McMoRan Copper & Gold, Inc.                     2,164,148
     70,200   Nucor Corp.                                              4,572,126
    103,800   PPG Industries, Inc.                                     7,298,178
    159,400   Weyerhaeuser Co.                                        11,913,556
                                                                  --------------
                                                                      52,667,946
                                                                  --------------
              TELECOMMUNICATION SERVICES - 6.26%
     74,300   Alltel Corp.                                             4,606,600
  1,220,687   AT&T, Inc.                                              48,131,688
    382,400   Sprint Nextel Corp.                                      7,250,304
    179,800   TELUS Corp.                                              8,990,000
    215,135   Verizon Communications, Inc.                             8,157,919
    538,763   Windstream Corp.                                         7,914,429
                                                                  --------------
                                                                      85,050,940
                                                                  --------------
              UTILITIES - 6.10%
     67,700   Dominion Resources, Inc.                                 6,009,729
    308,700   Duke Energy Corp.                                        6,263,523
    185,500   Edison International                                     9,113,615
    107,400   Entergy Corp.                                           11,268,408
     81,700   Exelon Corp.                                             5,613,607
    122,300   FirstEnergy Corp.                                        8,101,152
    230,800   FPL Group, Inc.                                         14,118,036
    142,100   Mirant Corp. *                                           5,749,366
    234,800   PG&E Corp.                                              11,333,796
    144,900   Southern Co. (O)                                         5,310,585
                                                                  --------------
                                                                      82,881,817
                                                                  --------------
              TOTAL COMMON STOCKS
              (Cost $1,007,806,838)                                1,335,195,410
                                                                  --------------

                                                                       Value
   Shares                                                            (Note 1)
   ------                                                         --------------
INVESTMENT COMPANIES - 1.58%

          1   Columbia Funds Series Trust -
              Columbia Cash Reserves                              $            1
     81,749   iShares Russell 1000 Value Index
              Fund ETF (O)                                             6,796,612
          2   J.P. Morgan Prime Money
              Market Fund                                                      2
     46,500   SPDR Trust Series 1 ETF (O)                              6,603,000
  7,953,515   SSgA Prime Money Market Fund                             7,953,515
                                                                  --------------
              TOTAL INVESTMENT COMPANIES
              (Cost $20,730,835)                                      21,353,130
                                                                  --------------
COLLATERAL FOR SECURITIES ON LOAN - 3.29%
 44,689,283   State Street Navigator Securities                       44,689,283
              Lending Portfolio (I)
                                                                  --------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $44,689,283)                                      44,689,283
                                                                  --------------
TOTAL INVESTMENTS - 103.17%
(Cost $1,073,226,956**)                                            1,401,237,823
                                                                  --------------
NET OTHER ASSETS AND LIABILITIES - (3.17)%                           (42,990,402)
                                                                  --------------
TOTAL NET ASSETS - 100.00%                                        $1,358,247,421
                                                                  ==============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $1,073,529,669.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub- classification for reporting ease.

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 99.34%

              CONSUMER DISCRETIONARY - 11.63%
     31,900   Bed Bath & Beyond, Inc. *                             $  1,281,423
     20,900   Best Buy Co., Inc.                                       1,018,248
    243,900   Cheesecake Factory (O)*                                  6,499,935
     51,500   Coach, Inc. *                                            2,577,575
    246,750   Comcast Corp., Class A *                                 6,403,162
    167,900   CTC Media, Inc. (O)*                                     4,311,672
     26,500   Harley-Davidson, Inc. (O)                                1,556,875
     45,500   Harte-Hanks, Inc.                                        1,255,345
    127,300   Home Depot, Inc.                                         4,677,002
     29,800   Kohl's Corp. *                                           2,282,978
     66,700   Lowe's Cos., Inc.                                        2,100,383
    151,400   News Corp., Class A                                      3,500,368
     84,700   Nike, Inc., Class B                                      9,000,222
     89,200   Panera Bread Co., Class A (O)*                           5,268,152
     61,800   Starbucks Corp. *                                        1,938,048
     61,500   Target Corp.                                             3,644,490
     74,200   Tiffany & Co.                                            3,374,616
     64,800   Time Warner, Inc.                                        1,277,856
    145,950   Viacom, Inc., Class B *                                  6,000,005
     51,500   Walt Disney Co.                                          1,773,145
    243,500   XM Satellite Radio Holdings, Inc., Class A (O)*          3,146,020
     38,700   Yum! Brands, Inc.                                        2,235,312
                                                                    ------------
                                                                      75,122,832
                                                                    ------------
              CONSUMER STAPLES - 10.17%
     66,200   Altria Group, Inc.                                       5,813,022
     72,400   Anheuser-Busch Cos., Inc.                                3,653,304
    125,600   Coca-Cola Co.                                            6,028,800
     74,500   Colgate-Palmolive Co.                                    4,975,855
     76,400   Costco Wholesale Corp.                                   4,113,376
    189,300   CVS Corp.                                                6,462,702
    170,100   PepsiCo, Inc.                                           10,811,556
     56,000   Procter & Gamble Co.                                     3,536,960
    112,000   Walgreen Co.                                             5,139,680
    322,500   Wal-Mart Stores, Inc.                                   15,141,375
                                                                    ------------
                                                                      65,676,630
                                                                    ------------
              ENERGY - 5.98%
     29,500   Baker Hughes, Inc.                                       1,950,835
     50,500   Cameron International Corp. *                            3,170,895
     88,700   Dresser-Rand Group, Inc. (O)*                            2,701,802
     39,200   Ensco International, Inc.                                2,132,480
     24,600   EOG Resources, Inc.                                      1,754,964
     78,600   Exxon Mobil Corp.                                        5,930,370
     33,200   Marathon Oil Corp.                                       3,281,156
     43,300   Noble Corp.                                              3,406,844
     94,700   Schlumberger, Ltd.                                       6,543,770
     84,000   Weatherford International, Ltd. *                        3,788,400
     72,733   XTO Energy, Inc.                                         3,986,496
                                                                    ------------
                                                                      38,648,012
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FINANCIALS - 6.96%
    117,500   American Express Co.                                  $  6,627,000
     49,200   American International Group, Inc.                       3,307,224
     24,400   Cbot Holdings, Inc., Class A (O)*                        4,428,600
    113,800   Charles Schwab Corp.                                     2,081,402
      3,300   Chicago Mercantile Exchange
              Holdings, Inc., Class A                                  1,757,118
    124,500   Citigroup, Inc.                                          6,391,830
     34,700   Goldman Sachs Group, Inc.                                7,170,061
     38,400   Legg Mason, Inc.                                         3,617,664
    112,500   Mellon Financial Corp.                                   4,853,250
     38,600   Merrill Lynch & Co., Inc.                                3,152,462
     46,200   Wells Fargo & Co.                                        1,590,666
                                                                    ------------
                                                                      44,977,277
                                                                    ------------
              HEALTH CARE - 20.56%
    144,600   Abbott Laboratories                                      8,068,680
     37,900   Allergan, Inc.                                           4,200,078
    190,926   Amgen, Inc. *                                           10,668,945
     33,900   Amylin Pharmaceuticals, Inc. (O)*                        1,266,504
     79,300   Bristol-Myers Squibb Co.                                 2,201,368
    100,500   Eli Lilly & Co.                                          5,397,855
    164,200   Genentech, Inc. *                                       13,484,104
     61,000   Gen-Probe, Inc. *                                        2,871,880
     48,300   Genzyme Corp. *                                          2,898,966
     45,400   Gilead Sciences, Inc. *                                  3,473,100
     77,400   Hologic, Inc. *                                          4,461,336
    203,000   Johnson & Johnson                                       12,232,780
    112,800   Medco Health Solutions, Inc. *                           8,181,384
     18,200   Medimmune, Inc. *                                          662,298
    146,300   Medtronic, Inc.                                          7,177,478
     43,900   PDL BioPharma, Inc. (O)*                                   952,630
    136,100   Schering-Plough Corp.                                    3,471,911
     29,400   St. Jude Medical, Inc. *                                 1,105,734
     42,900   Stryker Corp. (O)                                        2,845,128
    278,329   Teva Pharmaceutical Industries,
              Ltd., ADR                                               10,417,854
    152,000   UnitedHealth Group, Inc.                                 8,051,440
     88,000   VCA Antech, Inc. *                                       3,195,280
     28,000   WellPoint, Inc. *                                        2,270,800
    104,573   Wyeth                                                    5,231,787
     94,200   Zimmer Holdings, Inc. *                                  8,045,622
                                                                    ------------
                                                                     132,834,942
                                                                    ------------
              INDUSTRIALS - 8.56%
     33,600   3M Co.                                                   2,568,048
     68,500   Boeing Co.                                               6,090,335
     94,400   C.H. Robinson Worldwide, Inc.                            4,507,600
     48,300   Caterpillar, Inc.                                        3,237,549
     22,900   Danaher Corp.                                            1,636,205
     73,200   FedEx Corp.                                              7,863,876
     18,300   First Solar, Inc. (O)*                                     951,783
    502,500   General Electric Co.                                    17,768,400
     20,000   Siemens AG, ADR                                          2,144,000
     26,600   Stericycle, Inc. (O)*                                    2,167,900
     98,200   United Technologies Corp.                                6,383,000
                                                                    ------------
                                                                      55,318,696
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

LARGE CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              INFORMATION TECHNOLOGY - 30.09%
    142,900   Adobe Systems, Inc. *                                 $  5,958,930
     78,800   Apple, Inc. *                                            7,321,308
     66,500   Broadcom Corp. *                                         2,132,655
    835,300   Cisco Systems, Inc. *                                   21,325,209
     71,200   Corning, Inc. *                                          1,619,088
     57,800   Cree, Inc. (O)*                                            951,388
    196,400   Dell, Inc. *                                             4,558,444
    112,800   eBay, Inc. *                                             3,739,320
     40,100   Electronic Arts, Inc. *                                  2,019,436
    372,700   EMC Corp. *                                              5,161,895
     92,200   First Data Corp.                                         2,480,180
     91,221   Fiserv, Inc. *                                           4,840,186
     44,200   Google, Inc., Class A *                                 20,250,672
    134,900   Hewlett-Packard Co.                                      5,414,886
    605,600   Intel Corp.                                             11,585,128
    149,300   International Business Machines Corp.                   14,073,018
     72,600   Kla-Tencor Corp.                                         3,871,032
     27,000   Lexmark International, Inc. *                            1,578,420
    131,900   Maxim Integrated Products, Inc.                          3,877,860
     43,900   MEMC Electronic Materials, Inc. *                        2,659,462
     97,000   Micron Technology, Inc. *                                1,171,760
    827,100   Microsoft Corp.                                         23,051,277
    218,100   Motorola, Inc.                                           3,853,827
     35,100   Network Appliance, Inc. *                                1,281,852
    224,200   Nokia OYJ, ADR                                           5,138,664
    551,800   Oracle Corp. *                                          10,004,134
    250,500   Qualcomm, Inc.                                          10,686,330
     53,900   SanDisk Corp. *                                          2,360,820
     31,900   Silicon Laboratories, Inc. *                               954,448
    160,300   Texas Instruments, Inc.                                  4,825,030
     85,200   Trimble Navigation, Ltd. *                               2,286,768
    106,100   Yahoo!, Inc. *                                           3,319,869
                                                                    ------------
                                                                     194,353,296
                                                                    ------------
              MATERIALS - 2.05%
    170,900   Monsanto Co.                                             9,392,664
     98,200   Nalco Holding Co.                                        2,346,980
     36,300   Newmont Mining Corp.                                     1,524,237
                                                                    ------------
                                                                      13,263,881
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.56%
    406,200   NeuStar, Inc., Class A (O)*                             11,552,328
     66,800   NII Holdings, Inc. *                                     4,955,224
                                                                    ------------
                                                                      16,507,552
                                                                    ------------
              UTILITIES - 0.78%
     49,500   Mirant Corp. *                                           2,002,770
     40,700   Veolia Environment, ADR (O)                              3,024,824
                                                                    ------------
                                                                       5,027,594
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $575,162,356)                                    641,730,712
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 0.64%
          1   J.P. Morgan Prime Money Market Fund                   $          1
  4,108,225   SSgA Prime Money Market Fund                             4,108,225
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $4,108,226)                                        4,108,226
                                                                    ------------
 COLLATERAL FOR SECURITIES ON LOAN - 5.73%
 37,043,060   State Street Navigator Securities
              Lending Portfolio (I)                                   37,043,060
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $37,043,060)                                      37,043,060
                                                                    ------------
 TOTAL INVESTMENTS - 105.71%
 (Cost $616,313,642**)                                               682,881,998
                                                                    ------------
 NET OTHER ASSETS AND LIABILITIES - (5.71)%                          (36,862,668)
                                                                    ------------
 TOTAL NET ASSETS - 100.00%                                         $646,019,330
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $617,640,749.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 95.48%

              CONSUMER DISCRETIONARY - 14.10%
     11,900   Autoliv, Inc.                                         $    679,609
      6,800   Black & Decker Corp.                                       555,016
     24,300   Catalina Marketing Corp. (O)                               767,394
     24,500   Cato Corp., Class A (O)                                    573,055
     19,300   Centex Corp.                                               806,354
     23,300   Darden Restaurants, Inc.                                   959,727
     52,000   Dow Jones & Co., Inc. (O)                                1,792,440
     22,500   Eastman Kodak Co. (O)                                      507,600
    172,600   Ford Motor Co. (O)                                       1,361,814
     29,000   Fortune Brands, Inc. (O)                                 2,285,780
     37,250   Gannett Co., Inc.                                        2,096,803
     67,700   Goodyear Tire & Rubber Co. (O)*                          2,111,563
     22,600   J.C. Penney Co., Inc.                                    1,856,816
     56,600   JOS A Bank Clothiers, Inc. (O)*                          2,000,810
     20,600   Kb Home (O)                                                879,002
     20,100   Liberty Media Corp. - Capital, Series A *                2,222,859
     44,800   Lowe's Cos., Inc.                                        1,410,752
     49,800   Ltd. Brands, Inc.                                        1,297,788
     56,800   Mattel, Inc.                                             1,565,976
     25,500   Matthews International Corp., Class A                    1,037,850
     13,900   Modine Manufacturing Co. (O)                               318,310
     22,200   Nike, Inc., Class B                                      2,358,972
     52,600   O'Reilly Automotive, Inc. (O)*                           1,741,060
     32,200   Pulte Homes, Inc.                                          852,012
     21,900   Rare Hospitality International, Inc. *                     658,971
     80,700   Saks, Inc. (O)                                           1,681,788
     13,300   Sears Holdings Corp. *                                   2,396,128
     10,600   Sonic Corp. *                                              236,168
     51,600   Stage Stores, Inc. (O)                                   1,202,796
     12,500   Standard-Pacific Corp. (O)                                 260,875
     29,200   Starwood Hotels & Resorts
              Worldwide, Inc.                                          1,893,620
     18,700   Talbots, Inc. (O)                                          441,694
     21,900   Tempur-Pedic International, Inc. (O)                       569,181
     41,100   Tiffany & Co. (O)                                        1,869,228
     55,200   TJX Cos., Inc.                                           1,488,192
     41,300   Valassis Communications, Inc. (O)*                         709,947
     15,800   VF Corp.                                                 1,305,396
     63,100   Warner Music Group Corp.                                 1,076,486
      1,900   Washington Post Co.                                      1,450,650
     17,900   WCI Communities, Inc. (O)*                                 381,986
     40,700   Wendy's International, Inc. (O)                          1,273,910
                                                                    ------------
                                                                      50,936,378
                                                                    ------------
              CONSUMER STAPLES - 6.84%
     44,000   Casey's General Stores, Inc.                             1,100,440
     23,700   Clorox Co.                                               1,509,453
     54,100   ConAgra Foods, Inc.                                      1,347,631
     35,100   Constellation Brands, Inc., Class A*                       743,418
     41,700   Costco Wholesale Corp.                                   2,245,128
     31,400   Dean Foods Co. *                                         1,467,636
     57,800   Hain Celestial Group, Inc. *                             1,738,046
     20,000   Herbalife, Ltd. (O)*                                       783,800
     19,400   Hormel Foods Corp.                                         721,486
     97,000   Kroger Co.                                               2,740,250
     27,500   Lance, Inc. (O)                                            556,600

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              CONSUMER STAPLES (CONTINUED)
     20,000   Loews Corp. - Carolina Group                          $  1,512,200
     21,500   McCormick & Co., Inc.                                      828,180
     17,300   Molson Coors Brewing Co. (O)                             1,636,926
     70,000   Safeway, Inc.                                            2,564,800
     31,869   Supervalu, Inc.                                          1,245,122
     22,300   Universal Corp.                                          1,368,105
     10,600   UST, Inc. (O)                                              614,588
                                                                    ------------
                                                                      24,723,809
                                                                    ------------
              ENERGY - 5.77%
     92,400   Chesapeake Energy Corp. (O)                              2,853,312
     24,400   Ensco International, Inc.                                1,327,360
     38,700   Forest Oil Corp. (O)*                                    1,291,419
     44,100   Hess Corp.                                               2,446,227
     21,500   Murphy Oil Corp.                                         1,148,100
     32,500   Newfield Exploration Co. *                               1,355,575
     27,500   Noble Energy, Inc.                                       1,640,375
     28,500   Pioneer Natural Resources Co.                            1,228,635
     19,500   Plains Exploration & Production Co.*                       880,230
     25,700   Smith International, Inc. (O)                            1,234,885
     23,400   St. Mary Land & Exploration Co.                            858,312
     14,100   Sunoco, Inc.                                               993,204
     16,600   Tesoro Corp.                                             1,667,138
     25,800   Whiting Petroleum Corp. (O)*                             1,016,778
     31,700   Williams Cos., Inc.                                        902,182
                                                                    ------------
                                                                      20,843,732
                                                                    ------------
              FINANCIALS - 26.94%
     48,300   Ameriprise Financial, Inc.                               2,759,862
     39,200   Archstone-Smith Trust, REIT                              2,127,776
     43,500   Ares Capital Corp.                                         790,395
     32,700   Asset Acceptance Capital Corp. (O)*                        505,869
     41,576   Associated Banc-Corp.                                    1,396,954
     59,700   Assured Guaranty, Ltd.                                   1,631,004
     25,700   Bank of America Corp.                                    1,311,214
      6,500   Bear Stearns Cos., Inc.                                    977,275
     31,500   Boston Properties, Inc., REIT                            3,698,100
     27,500   Capital One Financial Corp.                              2,075,150
     68,500   CIT Group, Inc.                                          3,625,020
     53,200   Colonial BancGroup, Inc.                                 1,316,700
     12,600   Cousins Properties, Inc., REIT                             414,036
      3,800   Credit Acceptance Corp. (O)*                               103,322
     12,250   Delphi Financial Group, Class A                            492,817
     25,300   Equity Inns, Inc., REIT (O)                                414,414
     19,400   Equity Residential, REIT                                   935,662
     20,300   Everest Re Group, Ltd.                                   1,952,251
     31,000   Federated Investors, Inc., Class B                       1,138,320
     19,200   Financial Federal Corp. (O)                                505,344
     10,900   First Midwest Bancorp, Inc. (O)                            400,575
     31,300   General Growth Properties, Inc., REIT                    2,021,041
     26,500   Hartford Financial Services Group, Inc                   2,532,870
     15,200   IndyMac Bancorp, Inc. (O)                                  487,160
     13,000   Innkeepers USA Trust, REIT                                 211,640
     19,500   International Bancshares Corp. (O)                         578,565
      9,800   IPC Holdings, Ltd. (O)                                     282,730
     67,900   iStar Financial, Inc., REIT                              3,179,757
     32,800   J.P. Morgan Chase & Co.                                  1,586,864
     87,300   Keycorp                                                  3,271,131
     90,400   Kimco Realty Corp., REIT                                 4,406,096

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              FINANCIALS (CONTINUED)
     29,600   Legg Mason, Inc.                                      $  2,788,616
     26,500   Lincoln National Corp.                                   1,796,435
     11,600   M&T Bank Corp.                                           1,343,628
     18,800   Maguire Properties, Inc., REIT                             668,528
     63,800   Marshall & Ilsley Corp.                                  2,954,578
     13,600   MB Financial, Inc. (O)                                     489,736
     19,000   MBIA, Inc.                                               1,244,310
     66,900   Medical Properties Trust, Inc., REIT (O)                   982,761
     49,500   Mellon Financial Corp.                                   2,135,430
     16,700   Merrill Lynch & Co., Inc.                                1,363,889
     33,400   NewAlliance Bancshares, Inc. (O)                           541,414
     27,700   PartnerRe, Ltd. (O)                                      1,898,558
     26,400   Platinum Underwriters Holdings, Ltd. (Bermuda)             846,912
     69,900   Prologis, REIT                                           4,538,607
      6,500   PS Business Parks, Inc., REIT                              458,380
     23,900   RAIT Investment Trust, REIT (O)                            667,766
     27,000   Rayonier, Inc., REIT                                     1,161,000
     37,200   Realty Income Corp., REIT                                1,049,040
     22,000   Reinsurance Group of America, Inc. (O)                   1,269,840
     19,700   RenaissanceRe Holdings, Ltd.                               987,758
     20,900   Safeco Corp.                                             1,388,387
     32,800   Simon Property Group, Inc., REIT                         3,649,000
     59,500   TCF Financial Corp. (O)                                  1,568,420
     33,900   Universal American Financial Corp. (O)*                    656,982
    148,500   Unum Group                                               3,419,955
     41,200   U-Store-It Trust, REIT                                     828,944
     14,600   Ventas, Inc., REIT                                         615,098
     35,600   Vornado Realty Trust, REIT                               4,248,504
     28,800   Washington Mutual, Inc. (O)                              1,162,944
     13,300   Webster Financial Corp.                                    638,533
      9,400   Westamerica Bancorp. (O)                                   452,798
     28,000   Zions Bancorporation                                     2,366,560
                                                                    ------------
                                                                      97,313,225
                                                                    ------------
              HEALTH CARE - 5.56%
     37,800   Amsurg Corp. (O)*                                          925,722
     24,200   Centene Corp. *                                            507,958
     26,800   Charles River Laboratories International,
              Inc. (O)*                                                1,239,768
     16,500   Cigna Corp.                                              2,353,890
     16,800   Dentsply International, Inc.                               550,200
     82,200   IMS Health, Inc.                                         2,438,052
     52,300   McKesson Corp.                                           3,061,642
     27,900   Medco Health Solutions, Inc. *                           2,023,587
     78,000   Millennium Pharmaceuticals, Inc. *                         886,080
     28,300   Omnicare, Inc. (O)                                       1,125,491
     50,424   Thermo Fisher Scientific, Inc. *                         2,357,322
     13,400   Varian, Inc. *                                             780,684
     36,300   Wyeth                                                    1,816,089
                                                                    ------------
                                                                      20,066,485
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INDUSTRIALS - 8.79%
     45,300   Acco Brands Corp. (O)*                                $  1,091,277
     14,600   Acuity Brands, Inc.                                        794,824
     61,100   Airtran Holdings, Inc. (O)*                                627,497
     20,800   Albany International Corp., Class A (O)                    747,552
     33,500   AMR Corp. (O)*                                           1,020,075
     11,200   Avery Dennison Corp.                                       719,712
     25,225   Belden CDT, Inc. (O)                                     1,351,808
     41,000   Carlisle Cos., Inc.                                      1,760,130
     33,700   Eaton Corp.                                              2,815,972
     10,700   Flowserve Corp.                                            611,933
     12,300   GATX Corp.                                                 587,940
     22,187   Genesee & Wyoming, Inc., Class A (O)*                      590,396
     15,700   Graco, Inc.                                                614,812
     26,200   Ingersoll-Rand Co., Ltd., Class A                        1,136,294
     27,700   L-3 Communications Holdings, Inc.                        2,422,919
     33,900   Mueller Industries, Inc.                                 1,020,390
     27,100   Parker Hannifin Corp.                                    2,339,001
     32,100   Pitney Bowes, Inc.                                       1,457,019
     41,900   R.R. Donnelley & Sons Co.                                1,533,121
     24,900   Republic Services, Inc.                                    692,718
     22,000   Simpson Manufacturing Co., Inc. (O)                        678,480
     51,500   Timken Co.                                               1,560,965
     17,900   United Stationers, Inc. (O)*                             1,072,568
     19,300   USG Corp. (O)*                                             900,924
     33,300   W.W. Grainger, Inc.                                      2,572,092
     25,400   YRC Worldwide, Inc. (O)*                                 1,021,588
                                                                    ------------
                                                                      31,742,007
                                                                    ------------
              INFORMATION TECHNOLOGY - 7.58%
     30,100   Affiliated Computer Services, Inc., Class A *            1,772,288
     36,600   Altera Corp. *                                             731,634
     50,400   Arrow Electronics, Inc. *                                1,902,600
     64,700   Avaya, Inc. *                                              764,107
     79,300   CA, Inc.                                                 2,054,663
     39,100   Citrix Systems, Inc. *                                   1,252,373
     39,300   Computer Sciences Corp. (O)*                             2,048,709
     50,100   Convergys Corp. *                                        1,273,041
     12,000   Diebold, Inc.                                              572,520
     52,100   Electronic Data Systems Corp.                            1,442,128
     27,400   Electronics for Imaging (O)*                               642,530
     43,800   Intersil Corp., Class A                                  1,160,262
     36,400   Juniper Networks, Inc. *                                   716,352
     16,900   Lexmark International, Inc. *                              987,974
    114,300   LSI Logic Corp. *                                        1,193,292
     19,100   MAXIMUS, Inc.                                              658,568
     67,600   Micron Technology, Inc. *                                  816,608
     44,100   Molex, Inc. (O)                                          1,243,620
     49,500   NAM TAI Electronics, Inc.                                  641,025
     59,900   Novellus Systems, Inc. *                                 1,917,998
    121,400   Tellabs, Inc. *                                          1,201,860
    102,800   Xerox Corp. *                                            1,736,292
     27,100   Xyratex Ltd. *                                             646,877
                                                                    ------------
                                                                      27,377,321
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

MID CAP VALUE FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              MATERIALS - 4.41%
     41,200   Air Products & Chemicals, Inc.                        $  3,047,152
     12,700   Allegheny Technologies, Inc.                             1,354,963
      8,900   Aptargroup, Inc. (O)                                       595,677
     14,600   Bemis Co.                                                  487,494
     16,300   Compass Minerals International, Inc. (O)                   544,420
     21,500   E.I. Du Pont de Nemours & Co.                            1,062,745
     30,000   Freeport-McMoRan Copper & Gold, Inc.                     1,985,700
     42,300   PPG Industries, Inc.                                     2,974,113
     46,200   Rohm & Haas Co.                                          2,389,464
     15,000   United States Steel Corp.                                1,487,550
                                                                    ------------
                                                                      15,929,278
                                                                    ------------
              TELECOMMUNICATION SERVICES - 2.11%
     66,800   Citizens Communications Co.                                998,660
     82,800   NeuStar, Inc., Class A (O)*                              2,354,832
     25,900   NII Holdings, Inc. *                                     1,921,262
    124,800   Qwest Communications
              International, Inc. (O)*                                 1,121,952
     82,800   Windstream Corp.                                         1,216,332
                                                                    ------------
                                                                       7,613,038
                                                                    ------------
              UTILITIES - 13.38%
     15,500   Alliant Energy Corp.                                       694,710
     30,900   Ameren Corp.                                             1,554,270
     81,900   American Electric Power Co., Inc.                        3,992,625
     14,800   Atmos Energy Corp.                                         462,944
     35,500   Consolidated Edison, Inc. (O)                            1,812,630
     31,300   Constellation Energy Group, Inc.                         2,721,535
     34,700   DTE Energy Co.                                           1,662,130
     79,200   Edison International                                     3,891,096
     45,500   Entergy Corp.                                            4,773,860
     90,000   Mirant Corp. *                                           3,641,400
      9,800   New Jersey Resources Corp. (O)                             490,490
     37,100   NRG Energy, Inc. (O)*                                    2,672,684
     66,800   NSTAR (O)                                                2,346,016
     92,000   PG&E Corp.                                               4,440,840
     29,750   PNM Resources, Inc.                                        960,925
     89,800   PPL Corp.                                                3,672,820
     27,700   Progress Energy, Inc. (O)                                1,397,188
     39,800   Sempra Energy                                            2,428,198
     26,200   UGI Corp.                                                  699,802
     29,400   Westar Energy, Inc.                                        809,088
     13,400   WGL Holdings, Inc. (O)                                     428,532
    113,200   Xcel Energy, Inc. (O)                                    2,794,908
                                                                      48,348,691
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $281,580,004)                                    344,893,964
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANIES - 4.91%
     74,300   Consumer Discretionary Select
              Sector SPDR Fund ETF (O)                              $  2,825,629
     21,200   iShares Dow Jones Select Dividend
              Index Fund ETF                                           1,514,740
     80,000   iShares Russell 1000 Growth Index
              Fund ETF                                                 4,452,000
     19,500   iShares Russell Midcap Value Index
              Fund ETF                                                 2,993,250
     43,200   Nasdaq-100 Trust Series 1 ETF (O)                        1,880,496
  4,080,491   SSgA Prime Money Market Fund                             4,080,491
                                                                    ------------
              TOTAL INVESTMENT COMPANIES
              (Cost $17,147,416)                                      17,746,606
                                                                    ------------
 COLLATERAL FOR SECURITIES ON LOAN - 18.37%
 66,341,922   State Street Navigator Securities
              Lending Portfolio (I)                                   66,341,922
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $66,341,922)                                      66,341,922
                                                                    ------------
TOTAL INVESTMENTS - 118.76%                                          428,982,492
(Cost $365,069,342**)
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (18.76)%                          (67,770,478)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $361,212,014
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $365,300,270.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

ETF  Exchange Traded Fund.

REIT Real Estate Investment Trust.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 98.20%

              CONSUMER DISCRETIONARY - 16.08%
     36,200   Abercrombie & Fitch Co., Class A                      $  2,739,616
    262,600   Carter's, Inc. (O)*                                      6,654,284
    194,900   Coldwater Creek, Inc. (O)*                               3,952,572
    171,100   DreamWorks Animation SKG, Inc.,
              Class A (O)*                                             5,232,238
     49,900   Gildan Activewear, Inc. (O)*                             2,936,615
    157,300   JOS A Bank Clothiers, Inc. (O)*                          5,560,555
    189,000   O'Reilly Automotive, Inc. (O)*                           6,255,900
    182,100   Priceline.com, Inc. *                                    9,698,646
    136,800   Quiksilver, Inc. (O)*                                    1,586,880
    145,100   Rare Hospitality International, Inc. *                   4,366,059
    131,800   Steiner Leisure, Ltd. *                                  5,928,364
     96,600   Tween Brands, Inc. (O)*                                  3,450,552
     37,100   Zumiez, Inc. (O)*                                        1,488,452
                                                                    ------------
                                                                      59,850,733
                                                                    ------------
              ENERGY - 9.68%
    120,700   Atwood Oceanics, Inc. (O)*                               7,083,883
    311,600   Complete Production Services, Inc. (O)*                  6,203,956
     95,700   Noble Corp.                                              7,529,676
     90,100   Noble Energy, Inc.                                       5,374,465
    122,200   Patterson-UTI Energy, Inc. (O)                           2,742,168
     96,700   Pride International, Inc. *                              2,910,670
     59,500   Sunoco, Inc.                                             4,191,180
                                                                    ------------
                                                                      36,035,998
                                                                    ------------
              FINANCIALS - 12.63%
     99,600   Affiliated Managers Group, Inc.(O)*                     10,791,660
    332,100   E*Trade Financial Corp. *                                7,047,162
     73,900   IndyMac Bancorp, Inc. (O)                                2,368,495
     31,500   IntercontinentalExchange, Inc. *                         3,849,615
     93,730   Nasdaq Stock Market, Inc. (O)*                           2,756,599
    125,440   Nuveen Investments, Inc., Class A (O)                    5,933,312
    237,900   optionsXpress Holdings, Inc. (O)                         5,600,166
    260,800   WR Berkley Corp.                                         8,637,696
                                                                    ------------
                                                                      46,984,705
                                                                    ------------
              HEALTH CARE - 17.63%
    182,599   Amedisys, Inc. *                                         5,921,686
     18,900   Angiodynamics, Inc. *                                      319,221
     61,800   Beckman Coulter, Inc.                                    3,948,402
     38,800   Celgene Corp. (O)*                                       2,035,448
     90,300   Cephalon, Inc. (O)*                                      6,430,263
    139,700   Coventry Health Care, Inc. (O)*                          7,830,185
    174,300   Health Net, Inc. *                                       9,379,083
     92,300   Hologic, Inc. (O)*                                       5,320,172
    144,900   Hospira, Inc. *                                          5,926,410
     70,200   Invitrogen Corp. *                                       4,468,230
    112,500   Omnicare, Inc. (O)                                       4,474,125
    105,100   Patterson Cos., Inc. (O)*                                3,729,999
    100,200   Waters Corp. (O)*                                        5,811,600
                                                                    ------------
                                                                      65,594,824
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              INDUSTRIALS - 17.53%
    214,600   Graco, Inc.                                           $  8,403,736
     45,800   Herman Miller, Inc.                                      1,533,842
    133,000   Hub Group, Inc. *                                        3,855,670
    106,400   Joy Global, Inc.                                         4,564,560
     99,700   Manpower, Inc.                                           7,354,869
     99,000   Monster Worldwide, Inc. *                                4,689,630
    179,300   Navigant Consulting, Inc. (O)*                           3,542,968
    161,200   Oshkosh Truck Corp.                                      8,543,600
     87,200   Precision Castparts Corp.                                9,073,160
     73,720   Resources Connection, Inc. *                             2,358,303
     67,800   Robert Half International, Inc.                          2,509,278
    122,500   Terex Corp. *                                            8,790,600
                                                                    ------------
                                                                      65,220,216
                                                                    ------------
              INFORMATION TECHNOLOGY - 23.63%
     73,500   Akamai Technologies, Inc. *                              3,669,120
    207,400   Alliance Data Systems Corp. *                           12,779,988
    136,800   Amphenol Corp., Class A                                  8,833,176
    165,970   Autodesk, Inc. *                                         6,240,472
    299,800   Benchmark Electronics, Inc. *                            6,193,868
     14,800   CDW Corp.                                                  909,164
     41,000   Cognizant Technology Solutions
              Corp., Class A *                                         3,619,070
     58,300   DST Systems, Inc. (O)*                                   4,384,160
    200,000   Flir Systems, Inc. (O)*                                  7,134,000
    361,640   Foundry Networks, Inc. *                                 4,907,455
    196,400   Lam Research Corp. *                                     9,297,576
     57,700   MEMC Electronic Materials, Inc. *                        3,495,466
     31,400   Perot Systems Corp. *                                      561,118
     77,500   Polycom, Inc. *                                          2,583,075
    428,300   QLogic Corp. *                                           7,281,100
    113,500   Varian Semiconductor Equipment
              Associates, Inc. (O)*                                    6,058,630
                                                                    ------------
                                                                      87,947,438
                                                                    ------------
              TELECOMMUNICATION SERVICES - 1.02%
    58,100    NeuStar, Inc., Class A (O)*                              1,652,364
   204,300    Syniverse Holdings, Inc. (O)*                            2,153,322
                                                                    ------------
                                                                       3,805,686
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $334,079,016)                                    365,439,600
                                                                    ------------
INVESTMENT COMPANY - 1.39%
 5,173,279    SSgA Prime Money Market Fund                             5,173,279
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $5,173,279)                                        5,173,279
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

MID CAP GROWTH FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COLLATERAL FOR SECURITIES ON LOAN - 25.51%

 94,922,851   State Street Navigator Securities Lending Portfolio
              (I)                                                   $ 94,922,851
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $94,922,851)                                      94,922,851
                                                                    ------------
TOTAL INVESTMENTS - 125.10%
(Cost $434,175,146**)                                                465,535,730
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (25.10)%                          (93,404,345)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $372,131,384
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $438,115,648.

(I) Represents investments of cash collateral received in connection with securities lending.

(O)  All (or portion of security) on loan.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 95.48%

              BERMUDA - 0.27%
      1,650   Everest Re Group, Ltd.                                $    158,681
                                                                    ------------
              BRAZIL - 0.99%
     12,560   Empressa Brasileira de Aeronautica
              S.A., ADR (O)                                              576,002
                                                                    ------------
              CANADA - 1.65%
      9,500   Husky Energy, Inc.                                         664,646
      8,554   Manulife Financial Corp.                                   294,556
                                                                    ------------
                                                                         959,202
                                                                    ------------
              CAYMAN ISLAND - 1.07%
      1,000   3SBio, Inc., ADR (O)*                                       11,020
      5,937   ACE, Ltd.                                                  338,765
      3,900   XL Capital, Ltd., Class A (O)                              272,844
                                                                    ------------
                                                                         622,629
                                                                    ------------
              DENMARK - 0.33%
      2,100   Novo-Nordisk A/S, Class B                                  191,846
                                                                    ------------
              FINLAND - 0.68%
     12,340   Fortum OYJ                                                 360,272
      1,025   Neste Oil OYJ                                               35,368
                                                                    ------------
                                                                         395,640
                                                                    ------------
              FRANCE - 5.53%
      7,200   LVMH Moet Hennessy Louis Vuitton S.A.                      799,712
      3,100   NicOx S.A. *                                                81,882
      9,550   Sanofi-Aventis                                             831,469
      3,068   Societe Generale                                           530,824
      9,040   Technip S.A.                                               663,989
      4,310   Total S.A.                                                 302,332
                                                                    ------------
                                                                       3,210,208
                                                                    ------------
              GERMANY - 5.01%
      3,540   Allianz SE                                                 727,724
      9,597   Bayerische Motoren Werke AG                                566,924
     13,605   SAP AG                                                     607,178
      9,413   Siemens AG                                               1,007,368
                                                                    ------------
                                                                       2,909,194
                                                                    ------------
              HONG KONG - 0.34%
     20,560   Hutchison Whampoa, Ltd.                                    197,606
                                                                    ------------
              INDIA - 2.71%
     60,750   Hindustan Lever, Ltd.                                      288,816
      3,525   ICICI Bank, Ltd., ADR (O)                                  129,544
     13,532   Infosys Technologies, Ltd.                                 632,665
     31,365   Wire and Wireless India, Ltd. *                             63,828
     62,730   Zee Entertainment Enterprises, Ltd. (L)                    429,669
     28,360   Zee News, Ltd. *                                            25,354
                                                                    ------------
                                                                       1,569,876
                                                                    ------------
              IRELAND - 0.20%
      9,761   Experian Group, Ltd.                                       112,498
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              ITALY - 0.49%
     19,700   Bulgari SpA                                           $    284,809
                                                                    ------------
              JAPAN - 11.17%
      3,980   Canon, Inc.                                                214,293
      9,700   Chugai Pharmaceutical Co., Ltd.                            245,872
     10,290   Credit Saison Co., Ltd.                                    339,601
      1,600   Fanuc, Ltd.                                                149,296
     12,790   Hoya Corp.                                                 425,372
         83   KDDI Corp.                                                 664,339
      1,300   Keyence Corp.                                              294,024
      3,100   Kyocera Corp.                                              292,953
      7,800   Murata Manufacturing Co., Ltd.                             570,578
      2,100   Nidec Corp.                                                135,755
      1,100   Nintendo Co., Ltd.                                         320,461
         78   Resona Holdings, Inc.                                      210,318
      5,500   Secom Co., Ltd.                                            255,901
      7,800   Sega Sammy Holdings, Inc.                                  182,452
      6,490   Seven & I Holdings Co., Ltd.                               198,181
     14,740   Shionogi & Co., Ltd.                                       265,800
     15,410   Sony Corp.                                                 785,148
      8,130   Square Enix Co., Ltd.                                      210,226
         17   Sumitomo Mitsui Financial Group, Inc.                      154,723
      8,770   Toyota Motor Corp.                                         563,208
                                                                    ------------
                                                                       6,478,501
                                                                    ------------
              MEXICO - 1.64%
     50,740   Grupo Modelo SAB de C.V., Series C                         259,534
     23,272   Grupo Televisa S.A., ADR                                   693,505
                                                                    ------------
                                                                         953,039
                                                                    ------------
              NETHERLANDS - 2.17%
     18,620   European Aeronautic Defence and Space Co. N.V.             578,234
     17,800   Koninklijke Philips Electronics N.V.                       680,606
                                                                    ------------
                                                                       1,258,840
                                                                    ------------
              NORWAY - 0.59%
     16,350   Tandberg ASA *                                             341,611
                                                                    ------------
              SINGAPORE - 0.23%
     45,659   Singapore Press Holdings, Ltd.                             132,393
                                                                    ------------
              SOUTH KOREA - 1.89%
      1,362   Hyundai Heavy Industries                                   272,154
        574   Samsung Electronics Co., Ltd.                              343,479
     20,630   SK Telecom Co., Ltd., ADR                                  483,154
                                                                    ------------
                                                                       1,098,787
                                                                    ------------
              SPAIN - 1.08%
     10,050   Inditex S.A.                                               625,404
                                                                    ------------
              SWEDEN - 6.37%
     20,800   Hennes & Mauritz AB, B Shares                            1,197,088
     14,131   Investor AB, B Shares                                      335,829
    587,950   Telefonaktiebolaget LM Ericsson, B Shares                2,163,267
                                                                    ------------
                                                                       3,696,184
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              SWITZERLAND - 3.43%
     11,684   Credit Suisse Group                                   $    840,215
      5,139   Novartis AG                                                295,388
      4,029   Roche Holding AG                                           714,362
        719   Syngenta AG *                                              137,859
                                                                    ------------
                                                                       1,987,824
                                                                    ------------
              TAIWAN - 1.51%
    177,000   Benq Corp. *                                                70,608
     39,200   MediaTek, Inc.                                             450,166
     33,000   Taiwan Semiconductor Manufacturing Co., Ltd., ADR
              (O)                                                        354,750
                                                                    ------------
                                                                         875,524
                                                                    ------------
              UNITED KINGDOM - 12.49%
      6,588   BP PLC, ADR                                                426,573
     19,844   Burberry Group PLC                                         255,074
     55,967   Cadbury Schweppes PLC                                      718,297
     16,209   Diageo PLC                                                 328,478
     30,828   HSBC Holdings PLC (Hong Kong)                              535,776
     16,030   Pearson PLC                                                275,153
     37,063   Prudential PLC                                             523,464
     18,488   Reckitt Benckiser PLC                                      962,951
     24,073   Royal Bank of Scotland Group PLC                           940,148
     28,503   Smith & Nephew PLC                                         362,449
     59,926   Tesco PLC                                                  524,043
    404,941   Vodafone Group PLC                                       1,080,079
     20,710   WPP Group PLC                                              313,903
                                                                    ------------
                                                                       7,246,388
                                                                    ------------
              UNITED STATES - 33.64%
      6,940   3M Co.                                                     530,424
     17,750   Adobe Systems, Inc. *                                      740,175
     35,940   Advanced Micro Devices, Inc. (O)*                          469,376
      4,950   Affymetrix, Inc. (O)*                                      148,847
     17,760   Altera Corp. (O)*                                          355,022
      3,830   Amgen, Inc. *                                              214,020
     11,100   Atherogenics, Inc. (O)*                                     31,191
     13,500   Automatic Data Processing, Inc.                            653,400
      1,500   Avon Products, Inc.                                         55,890
         95   Berkshire Hathaway, Inc., Class B *                        345,800
      4,320   Boeing Co.                                                 384,091
     21,873   Boston Scientific Corp. *                                  318,033
     14,900   Carnival Corp.                                             698,214
      5,286   Chevron Corp.                                              390,953
      9,350   Cisco Systems, Inc. *                                      238,706
      5,530   Coach, Inc. *                                              276,777
      5,700   Colgate-Palmolive Co.                                      380,703
     26,670   Corning, Inc. *                                            606,476
     12,370   Cree, Inc. (O)*                                            203,610
     27,660   eBay, Inc. *                                               916,929
     13,140   Emerson Electric Co.                                       566,203
      2,800   Genentech, Inc. *                                          229,936
      3,500   Getty Images, Inc. (O)*                                    170,205
      6,540   Gilead Sciences, Inc. *                                    500,310
      2,500   GlobalSantaFe Corp.                                        154,200
      4,000   InterMune, Inc. (O)*                                        98,640
      7,900   International Game Technology                              319,002

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              UNITED STATES (CONTINUED)
      5,360   International Rectifier Corp. *                       $    204,806
     18,500   Intuit, Inc. (O)*                                          506,160
      5,840   J.P. Morgan Chase & Co.                                    282,539
      2,200   Johnson & Johnson                                          132,572
     32,570   Juniper Networks, Inc. *                                   640,978
      7,400   Linear Technology Corp.                                    233,766
      3,410   Lockheed Martin Corp.                                      330,838
     14,500   Maxim Integrated Products, Inc. (O)                        426,300
      8,300   McDonald's Corp.                                           373,915
      3,860   Medtronic, Inc.                                            189,372
     35,060   Microsoft Corp.                                            977,122
      7,680   Morgan Stanley                                             604,877
      4,102   Nektar Therapeutics (O)*                                    53,572
      9,080   Northern Trust Corp.                                       546,071
      3,820   Northrop Grumman Corp.                                     283,520
      2,900   Nuvelo, Inc. (O)*                                           10,672
      6,330   Raytheon Co. (O)                                           332,072
      2,700   Regeneron Pharmaceuticals, Inc. (O)*                        58,374
      1,900   Scientific Games Corp. (O)*                                 62,377
    141,800   Sirius Satellite Radio, Inc. (O)*                          453,760
      4,100   Theravance, Inc. *                                         120,950
     11,800   Tiffany & Co. (O)                                          536,664
      7,920   Transocean, Inc. (O)*                                      647,064
     11,400   Wal-Mart Stores, Inc.                                      535,230
     16,200   Walt Disney Co.                                            557,766
     11,850   Xilinx, Inc. (O)                                           304,900
      3,800   Yahoo!, Inc. *                                             118,902
                                                                    ------------
                                                                      19,522,272
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $41,640,018)                                      55,404,958
                                                                    ------------

COMMON STOCK UNIT - 0.72%

              MEXICO - 0.72%
     37,710   Fomento Economico Mexicano SAB de C.V.                     416,496
                                                                    ------------
              TOTAL COMMON STOCK UNIT
              (Cost $184,793)                                            416,496
                                                                    ------------

PREFERRED STOCKS - 1.48%

              BRAZIL - 0.68%
      7,213   Cia de Bebidas das Americas, ADR                           396,427
                                                                    ------------
              GERMANY - 0.80%
        301   Porsche AG                                                 460,417
                                                                    ------------
              TOTAL PREFERRED STOCKS
              (Cost $350,606)                                            856,844
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

GLOBAL SECURITIES FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
INVESTMENT COMPANY - 2.19%

              UNITED STATES - 2.19%
  1,272,701   SSgA Prime Money Market Fund                          $  1,272,701
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $1,272,701)                                        1,272,701
                                                                    ------------
COLLATERAL FOR SECURITIES ON LOAN - 9.77%

              UNITED STATES - 9.77%
  5,671,547   State Street Navigator Securities Lending
              Portfolio (I)                                            5,671,547
                                                                    ------------
              TOTAL COLLATERAL FOR SECURITIES ON LOAN
              (Cost $5,671,547)                                        5,671,547
                                                                    ------------
TOTAL INVESTMENTS - 109.64%
(Cost $49,119,665**)                                                  63,622,546
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - (9.64)%                            (5,592,563)
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $ 58,029,983
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $49,604,405.

(I) Represents investments of cash collateral received in connection with securities lending.

(L) Security valued at fair value using methods determined in good faith by or at the discretion of the Board of Trustees (see note 1).

(O)  All (or portion of security) on loan.

ADR  American Depositary Receipt.

PLC  Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

OTHER INFORMATION:

                                                                        % of
INDUSTRY CONCENTRATION                                               Net Assets
----------------------                                              ------------
Communications Equipment                                                 6.9%
Semiconductors & Semiconductor Equipment                                 6.8%
Banks                                                                    6.4%
Pharmaceuticals                                                          5.7%
Media                                                                    5.3%
Software                                                                 5.2%
Insurance                                                                4.6%
Specialty Retail                                                         4.5%
Aerospace & Defense                                                      4.3%
Wireless Telecommunication Services                                      3.8%
Oil, Gas & Consumable Fuels                                              3.8%
Hotels, Restaurants & Leisure                                            3.2%
Household Durables                                                       3.1%
Industrial Conglomerates                                                 3.0%
Diversified Financial Services                                           3.0%
Automobiles                                                              2.7%
Energy Equipment & Services                                              2.5%
Beverages                                                                2.4%
Textiles, Apparel & Luxury Goods                                         2.3%
Net Other Assets & Liabilities                                           2.3%
Electronic Equipment & Instruments                                       2.2%
Household Products                                                       2.2%
Internet & Catalog Retail                                                1.6%
Health Care Equipment & Supplies                                         1.5%
Biotechnology                                                            1.4%
Commercial Services & Supplies                                           1.3%
Multiline Retail                                                         1.3%
Food Products                                                            1.2%
IT Services                                                              1.1%
Electrical Equipment                                                     1.0%
Food & Staples Retailing                                                 0.9%
Machinery                                                                0.5%
Diversified Consumer Services                                            0.4%
Office Electronics                                                       0.4%
Leisure Equipment & Products                                             0.3%
Chemicals                                                                0.2%
Internet Software & Services                                             0.2%
Health Care                                                              0.2%
Computers & Peripherals                                                  0.1%
Diversified Telecommunication Services                                   0.1%
Personal Products                                                        0.1%
                                                                       -----
                                                                       100.0%
                                                                       =====

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS - 95.17%

              ARGENTINA - 0.11%
      5,386   Banco Macro S.A., ADR                                 $    182,801
                                                                    ------------
              AUSTRALIA - 0.51%
     35,221   ABC Learning Centres, Ltd.                                 207,793
     51,671   Fairfax Media, Ltd.                                        208,533
     28,979   James Hardie Industries N.V.                               196,331
     85,914   Macquarie Infrastructure Group                             267,359
                                                                    ------------
                                                                         880,016
                                                                    ------------
              AUSTRIA - 0.46%
      2,378   Boehler-Uddeholm AG                                        228,984
     11,971   CAT Oil AG *                                               376,236
      4,641   Oesterreichische Post AG *                                 193,034
                                                                    ------------
                                                                         798,254
                                                                    ------------
              BAHRAIN - 0.09%
        620   Investcorp Bank BSC, GDR *                                  16,120
      5,673   Investcorp Bank BSC, GDR (C)*                              134,564
                                                                    ------------
                                                                         150,684
                                                                    ------------
              BELGIUM - 1.62%
     38,832   InBev N.V.                                               2,807,030
                                                                    ------------
              BRAZIL - 1.25%
      8,000   Brasil Telecom Participacoes S.A., ADR                     360,720
     14,000   Cia de Concessoes Rodoviarias                              186,780
     11,700   CPFL Energia S.A.                                          165,073
      6,300   Petroleo Brasileiro S.A., ADR                              626,913
     16,138   Souza Cruz S.A.                                            325,268
     10,400   TAM S.A., ADR                                              276,224
      7,800   Ultrapar Participacoes S.A., ADR                           229,320
                                                                    ------------
                                                                       2,170,298
                                                                    ------------
              CHINA - 0.18%
      3,490   CNOOC, Ltd., ADR                                           305,829
                                                                    ------------
              EGYPT - 0.70%
      4,507   Eastern Tobacco                                            316,481
     10,560   Orascom Construction Industries                            530,201
      5,300   Orascom Telecom Holding S.A.E.                             367,523
                                                                    ------------
                                                                       1,214,205
                                                                    ------------
              FINLAND - 2.59%
     69,200   Fortum OYJ                                               2,020,326
     93,200   Nokia OYJ *                                              2,147,646
     10,550   Sampo OYJ, A Shares                                        320,570
                                                                    ------------
                                                                       4,488,542
                                                                    ------------
              FRANCE - 9.92%
     31,180   AXA S.A.                                                 1,323,563
     24,750   BNP Paribas                                              2,588,141
      3,025   Carbone Lorraine                                           180,557
     69,710   France Telecom S.A.                                      1,843,161
     41,600   Gaz de France S.A.                                       1,932,790
      9,074   Lafarge S.A.                                             1,428,236
      3,040   Neopost S.A.                                               435,030

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              FRANCE (CONTINUED)
     39,812   Sanofi-Aventis                                        $  3,466,224
     56,887   Total S.A.                                               3,990,434
                                                                    ------------
                                                                      17,188,136
                                                                    ------------
              GERMANY - 8.38%
     24,900   Adidas AG                                                1,363,021
      6,300   Allianz SE                                               1,295,103
     12,250   Continental AG                                           1,585,234
     48,600   DaimlerChrysler AG                                       3,990,857
      5,102   Demag Cranes AG                                            332,915
     59,600   Deutsche Post AG                                         1,806,208
      6,467   DIC Asset AG                                               276,767
     13,900   E.ON AG                                                  1,892,077
     38,620   KarstadtQuelle AG *                                      1,425,552
      3,813   Kloeckner & Co., AG *                                      209,845
      2,363   Pfeiffer Vacuum Technology AG                              215,341
        361   Puma AG Rudolf Dassler Sport                               132,148
                                                                    ------------
                                                                      14,525,068
                                                                    ------------
              GREECE - 1.26%
     36,700   National Bank of Greece S.A.                             1,948,580
      6,480   Piraeus Bank S.A.                                          225,325
                                                                    ------------
                                                                       2,173,905
                                                                    ------------
              HONG KONG - 0.36%
     84,600   China Netcom Group Corp., Hong
              Kong, Ltd.                                                 221,412
     34,845   Esprit Holdings, Ltd.                                      407,145
                                                                    ------------
                                                                         628,557
                                                                    ------------
              HUNGARY - 0.36%
      3,653   MOL Hungarian Oil and Gas NyRt.                            421,197
      1,099   Richter Gedeon Nyrt.                                       198,365
                                                                    ------------
                                                                         619,562
                                                                    ------------
              INDIA - 1.16%
      1,000   Grasim Industries, Ltd.                                     48,632
     11,800   Hero Honda Motors, Ltd.                                    190,464
     31,318   Hindustan Lever, Ltd.                                      148,891
     24,778   Oil & Natural Gas Corp., Ltd.                              505,673
     17,800   Punjab National Bank, Ltd.                                 196,081
     36,332   Satyam Computer Services, Ltd.                             395,591
     22,680   State Bank of India, Ltd.                                  520,293
                                                                    ------------
                                                                       2,005,625
                                                                    ------------
              INDONESIA - 0.70%
  1,489,500   Bank Mandiri Persero Tbk PT                                408,082
    219,000   PT Astra International Tbk                                 316,800
      5,800   Telekomunikasi Indonesia Tbk PT, ADR                       250,212
    301,000   United Tractors Tbk PT                                     244,099
                                                                    ------------
                                                                       1,219,193
                                                                    ------------
              IRELAND - 2.04%
     17,705   Anglo Irish Bank Corp. PLC                                 378,859
     58,864   Bank of Ireland                                          1,271,405
     36,391   CRH PLC                                                  1,557,419
      9,333   DCC PLC                                                    329,025
                                                                    ------------
                                                                       3,536,708
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              ISRAEL - 0.51%
    104,953   Bank Hapoalim B.M.                                    $    503,694
     55,873   Israel Chemicals, Ltd.                                     381,935
                                                                    ------------
                                                                         885,629
                                                                    ------------
              ITALY - 3.64%
     47,054   Banco Popolare di Verona e Novara S.c.r.l.               1,463,124
     65,600   ENI SpA                                                  2,137,188
    283,835   UniCredito Italiano SpA                                  2,704,658
                                                                    ------------
                                                                       6,304,970
                                                                    ------------
              JAPAN - 13.17%
      4,200   ABC-Mart, Inc.                                              93,063
     14,710   AI Holdings Corp.                                           74,614
      6,090   Aoyama Trading Co., Ltd.                                   193,736
      8,300   Asahi Pretec Corp.                                         208,974
      9,000   Chiyoda Corp.                                              197,891
     36,630   Daito Trust Construction Co., Ltd.                       1,729,226
      5,730   Don Quijote Co., Ltd.                                      112,587
        146   East Japan Railway Co.                                   1,140,033
      6,600   Eizo Nanao Corp.                                           218,381
      5,400   Hisamitsu Pharmaceutical Co., Inc.                         159,844
     27,900   Hoya Corp.                                                 927,904
     13,380   Ichiyoshi Securities Co., Ltd.                             215,327
      4,600   Ito En, Ltd.                                               150,249
      3,200   Jafco Co., Ltd.                                            177,468
      5,380   JSR Corp.                                                  124,472
      7,600   Keyence Corp.                                            1,718,913
        201   KK DaVinci Advisors *                                      215,421
      9,600   MISUMI Group, Inc.                                         172,296
     23,600   Nidec Corp.                                              1,525,624
     57,900   Nomura Holdings, Inc.                                    1,209,072
     16,700   OSG Corp.                                                  253,700
     19,000   Pronexus, Inc.                                             189,087
      3,300   Rinnai Corp.                                                88,139
      3,300   Secom Techno Service Co., Ltd.                             141,751
     47,300   Sega Sammy Holdings, Inc.                                1,106,409
      5,600   Shoei Co., Ltd.                                            161,477
        260   Sumitomo Mitsui Financial Group, Inc.                    2,366,351
    197,000   Sumitomo Trust & Banking Co., Ltd.                       2,059,397
     15,300   Suruga Bank, Ltd.                                          199,896
     18,400   Takeda Pharmaceutical Co., Ltd.                          1,209,816
     44,900   THK Co., Ltd.                                            1,059,818
    332,000   Tokyo Gas Co., Ltd.                                      1,855,348
      2,010   USS Co., Ltd.                                              131,475
     15,400   Yamada Denki Co., Ltd.                                   1,438,285
                                                                    ------------
                                                                      22,826,044
                                                                    ------------
              KAZAKHSTAN - 0.02%
        600   Kazmunaigas Exploration Production, GDR (C)*                12,618
      1,100   Kazmunaigas Exploration Production, GDR *                   23,133
                                                                    ------------
                                                                          35,751
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              MEXICO - 0.94%
     17,314   Cemex SAB de C.V., ADR *                              $    567,033
      4,780   Desarrolladora Homex SAB de C.V., ADR *                    277,001
      1,700   Fomento Economico Mexicano S.A. de C.V., ADR               187,663
     11,700   Grupo Televisa S.A., ADR                                   348,660
     55,600   Kimberly-Clark de Mexico SAB de C.V., Class A              251,675
                                                                    ------------
                                                                       1,632,032
                                                                    ------------
              NETHERLANDS - 2.46%
      3,137   Boskalis Westminster                                       312,559
      6,718   Fugro N.V.                                                 341,417
      2,171   Hunter Douglas N.V.                                        191,631
      7,862   Ordina N.V.                                                182,009
      6,666   SBM Offshore N.V.                                          240,619
     54,838   TNT N.V.                                                 2,517,776
      7,190   USG People N.V.                                            296,939
      9,138   Wavin N.V. *                                               180,873
                                                                    ------------
                                                                       4,263,823
                                                                    ------------
              NEW ZEALAND - 0.77%
    396,000   Telecom Corp. of New Zealand, Ltd.                       1,340,189
                                                                    ------------
              NORWAY - 0.26%
     10,960   Acergy S.A. *                                              233,953
      2,200   Electromagnetic GeoServices AS *                            48,862
     18,500   Songa Offshore ASA *                                       168,918
                                                                    ------------
                                                                         451,733
                                                                    ------------
              PERU - 0.09%
      3,200   Credicorp, Ltd.                                            155,936
                                                                    ------------
              PHILIPPINES - 0.23%
      7,500   Philippine Long Distance Telephone
              Co., ADR                                                   396,000
                                                                    ------------
              RUSSIA - 0.79%
      7,700   Evraz Group S.A., GDR                                      257,950
     10,200   Mobile Telesystems OJSC, ADR                               570,792
     14,100   Oriflame Cosmetics S.A.                                    543,010
                                                                    ------------
                                                                       1,371,752
                                                                    ------------
              SINGAPORE - 1.48%
  1,183,000   Singapore Telecommunications, Ltd.                       2,557,079
                                                                    ------------
              SOUTH AFRICA - 1.48%
     14,672   Aquarius Platinum, Ltd.                                    472,495
     24,161   Imperial Holdings, Ltd.                                    502,456
     21,743   Kumba Iron Ore, Ltd.                                       444,709
     32,467   Murray & Roberts Holdings, Ltd.                            249,396
      8,300   Naspers, Ltd.                                              199,952
     34,630   Sanlam, Ltd.                                                95,072
    110,022   Steinhoff International Holdings, Ltd.                     352,644
     51,431   Truworths International, Ltd.                              250,625
                                                                    ------------
                                                                       2,567,349
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
COMMON STOCKS (CONTINUED)

              SOUTH KOREA - 2.08%
      1,050   Hite Brewery Co., Ltd.                                $    125,551
      5,822   Hyundai Motor Co.                                          409,028
     18,230   Kangwon Land, Inc.                                         341,988
      9,763   Kookmin Bank                                               875,801
      7,400   KT Corp., ADR                                              165,686
      2,930   Samsung Electronics Co., Ltd., GDR (C)                     891,452
     13,830   Shinhan Financial Group Co., Ltd.                          793,772
                                                                    ------------
                                                                       3,603,278
                                                                    ------------
              SPAIN - 1.99%
      5,820   Abengoa S.A.                                               241,450
    110,262   Banco Bilbao Vizcaya Argentaria  S.A.                    2,710,397
      9,720   Indra Sistemas S.A.                                        245,301
      6,720   Prosegur Cia de Seguridad S.A.                             255,150
                                                                    ------------
                                                                       3,452,298
                                                                    ------------
              SWEDEN - 1.63%
      4,400   Cardo AB                                                   168,820
     16,610   Elekta AB, Class B                                         299,030
      7,840   Getinge AB, B Shares                                       178,464
     15,800   KappAhl Holding AB                                         170,781
    543,800   Telefonaktiebolaget LM Ericsson, B Shares                2,000,825
                                                                    ------------
                                                                       2,817,920
                                                                    ------------
              SWITZERLAND - 7.44%
     45,730   Credit Suisse Group                                      3,288,517
        113   Geberit AG                                                 174,262
      9,215   Nestle S.A.                                              3,596,403
     76,597   Novartis AG                                              4,402,780
        112   Sika AG *                                                  190,731
      4,310   Zurich Financial Services AG                             1,246,687
                                                                    ------------
                                                                      12,899,380
                                                                    ------------
              TAIWAN - 1.25%
     64,850   Advantech Co., Ltd.                                        207,740
    614,672   Chinatrust Financial Holding Co., Ltd.                     480,183
    431,000   Fubon Financial Holding Co., Ltd.                          388,147
     65,023   HON HAI Precision Industry Co., Ltd.                       436,238
     63,000   Novatek Microelectronics Corp., Ltd.                       272,257
    182,873   Taiwan Semiconductor Manufacturing Co., Ltd.               375,252
                                                                    ------------
                                                                       2,159,817
                                                                    ------------
              THAILAND - 0.27%
    212,100   Kasikornbank PCL                                           405,904
    104,000   Thai Union Frozen Products PCL                              66,838
                                                                    ------------
                                                                         472,742
                                                                    ------------
              TURKEY - 0.60%
     11,426   Enka Insaat ve Sanayi AS                                   155,249
     63,385   Turkcell Iletisim Hizmet AS                                323,532
     27,751   Turkcell Iletisim Hizmet AS, ADR                           367,701
     40,500   Turkiye Is Bankasi                                         195,076
                                                                    ------------
                                                                       1,041,558
                                                                    ------------

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
              UNITED KINGDOM - 22.38%
     35,435   Ashmore Group PLC                                     $    202,106
    303,873   BAE Systems PLC                                          2,751,530
    270,075   BP PLC                                                   2,934,592
     63,000   British American Tobacco PLC                             1,970,556
          1   Bunzl PLC                                                       14
     28,004   Cattles PLC                                                225,735
     10,425   Charter PLC *                                              182,125
      6,433   Chemring Group PLC                                         235,153
    139,600   Diageo PLC                                               2,829,020
     55,631   Enodis PLC                                                 225,310
     17,720   Enterprise Inns PLC                                        233,179
     29,829   Erinaceous Group PLC                                       123,893
     35,882   Filtrona PLC                                               190,176
    298,000   Friends Provident PLC                                    1,129,201
    107,500   GlaxoSmithKline PLC                                      2,956,169
     61,856   Imperial Tobacco Group PLC                               2,770,050
     13,440   Intertek Group PLC                                         239,823
    473,000   ITV PLC                                                  1,014,874
    261,600   Kingfisher PLC                                           1,432,839
    168,700   Lloyds TSB Group PLC                                     1,859,634
     35,106   Man Group PLC                                              383,529
    100,820   Marks & Spencer Group PLC                                1,342,576
     84,312   National Grid PLC                                        1,323,562
     82,300   Northern Rock PLC                                        1,854,939
     11,288   Northgate PLC                                              239,752
    548,788   Old Mutual PLC                                           1,772,709
     43,000   Reckitt Benckiser PLC                                    2,239,663
     97,245   Regus Group PLC *                                          283,783
      7,390   Signet Group PLC, ADR                                      184,898
    228,300   Tesco PLC                                                1,996,446
  1,272,962   Vodafone Group PLC                                       3,395,307
     21,264   William Hill PLC                                           266,211
                                                                    ------------
                                                                      38,789,354
                                                                    ------------
              TOTAL COMMON STOCKS
              (Cost $132,175,011)                                    164,919,047
                                                                    ------------
COMMON STOCK UNIT - 0.15%
              IRELAND - 0.15%
     17,866   Grafton Group PLC *                                        268,828
                                                                    ------------
              TOTAL COMMON STOCK UNIT
              (Cost $188,096)                                            268,828
                                                                    ------------
PREFERRED STOCKS - 1.83%

              BRAZIL - 1.38%
  7,522,700   AES Tiete S.A.                                             237,482
      7,166   Bradespar S.A.                                             212,996
     25,228   Cia Vale do Rio Doce                                       789,064
     17,100   Iochpe Maxion S.A.                                         181,963
    142,000   Klabin S.A.                                                393,103
     19,671   Tele Norte Leste Participacoes S.A., ADR                   272,247
     14,920   Telemar Norte Leste S.A.                                   306,516
                                                                    ------------
                                                                       2,393,371
                                                                    ------------

              See accompanying Notes to Portfolios of Investments.

INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (UNAUDITED)

                                                                        Value
   Shares                                                             (Note 1)
   ------                                                           ------------
PREFERRED STOCKS (CONTINUED)

              GERMANY - 0.19%
      3,646   Fuchs Petrolub AG                                     $    320,071
                                                                    ------------
              SOUTH KOREA - 0.26%
      3,540   Hyundai Motor Co.                                          132,818
     18,200   Lotte Shopping Co., Ltd., GDR (C)*                         317,226
                                                                    ------------
                                                                         450,044
                                                                    ------------
              TOTAL PREFERRED STOCKS
              (Cost $2,394,723)                                        3,163,486
                                                                    ------------
INVESTMENT COMPANY - 2.22%

              UNITED STATES - 2.22%
  3,842,444   SSgA Prime Money Market Fund                             3,842,444
                                                                    ------------
              TOTAL INVESTMENT COMPANY
              (Cost $3,842,444)                                        3,842,444
                                                                    ------------
TOTAL INVESTMENTS - 99.37%
(Cost $138,600,274**)                                                172,193,805
                                                                    ------------
NET OTHER ASSETS AND LIABILITIES - 0.63%                               1,094,314
                                                                    ------------
TOTAL NET ASSETS - 100.00%                                          $173,288,119
                                                                    ============

----------
*    Non-income producing.

**   Aggregate cost for Federal tax purposes was $139,093,521.

(C) Security sold within terms of a private placement memorandum exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional investors." The securities have been determined to be liquid under guidelines established by the Board of Trustees.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

PLC  Public Limited Company.

     For Trust compliance purposes, the Trust's industry classifications refer to one or more of the industry sub-classifications as defined by the Standard Industrial Classification system. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

OTHER INFORMATION:

INDUSTRY CONCENTRATION                                           % of Net Assets
----------------------                                           ---------------
Banks                                                                  15.3%
Oil, Gas & Consumable Fuels                                             7.8%
Pharmaceuticals                                                         7.1%
Diversified Telecommunication Services                                  4.7%
Diversified Financial Services                                          4.6%
Beverages                                                               3.5%
Insurance                                                               3.5%
Electronic Equipment & Instruments                                      3.3%
Tobacco                                                                 3.1%
Construction Materials                                                  3.0%
Automobiles                                                             2.9%
Net Other Assets & Liabilities                                          2.8%
Air Freight & Logistics                                                 2.8%
Wireless Telecommunication Services                                     2.7%
Communications Equipment                                                2.4%
Gas Utilities                                                           2.2%
Food Products                                                           2.1%
Electric Utilities                                                      2.1%
Multiline Retail                                                        1.8%
Aerospace & Defense                                                     1.7%
Household Products                                                      1.5%
Real Estate Management & Development                                    1.5%
Metals & Mining                                                         1.4%
Machinery                                                               1.3%
Commercial Services & Supplies                                          1.2%
Food & Staples Retailing                                                1.2%
Specialty Retail                                                        1.1%
Textiles, Apparel & Luxury Goods                                        1.1%
Media                                                                   1.0%
Auto Components                                                         1.0%
Construction & Engineering                                              1.0%
Road & Rail                                                             0.7%
Building Products                                                       0.6%
Leisure Equipment & Products                                            0.6%
Energy Equipment & Services                                             0.6%
Chemicals                                                               0.5%
Household Durables                                                      0.5%
Hotels, Restaurants & Leisure                                           0.5%
Distributors                                                            0.5%
Semiconductors & Semiconductor Equipment                                0.4%
IT Services                                                             0.4%
Personal Products                                                       0.3%
Industrial Conglomerates                                                0.3%
Health Care Equipment & Supplies                                        0.3%
Transportation Infrastructure                                           0.3%
Office Electronics                                                      0.3%
Paper & Forest Products                                                 0.2%
Computers & Peripherals                                                 0.1%
Electrical Equipment                                                    0.1%
Marine                                                                  0.1%
                                                                      -----
                                                                      100.0%
                                                                      =====

              See accompanying Notes to Portfolios of Investments.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

GENERAL INFORMATION

The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act") as amended as a diversified, open-end management investment company. The Fund is a series funds with 13 investment portfolios (the "funds"), each with different investment objectives and policies. The funds currently available are the Money Market Fund, Bond Fund, High Income Fund, Diversified Income Fund (formerly Balanced Fund), Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Value Fund, Mid Cap Growth Fund, Global Securities Fund, International Stock Fund (collectively, the "Core Funds") and the Conservative Allocation Fund, Moderate Allocation Fund and Aggressive Allocation Fund (collectively, the "Allocation Funds").

1.   SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each fund, collectively, the "funds", in the preparation of its financial statements.

Portfolio Valuation

Securities and other investments are valued as follows: Equity securities and exchange-traded funds (ETFs) listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last listed or traded sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Fund or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value (NAV) which is calculated as of 3:00 p.m. Central Time on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Since the assets of the Allocation Funds consist primarily of shares of the underlying funds, the NAV of each Allocation Fund is determined based on the NAV's of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Money Market Fund are valued on an amortized cost basis.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Financial futures contracts generally are valued at the settlement price established by the exchange on which the contracts are primarily traded. The Fund's Valuation Committee ("the Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts.

The value of all assets and liabilities denominated in foreign currencies will be converted into U.S. dollar values at the noon (Eastern Standard Time) Reuters spot rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or do not in MEMBERS Capital Advisors' (the "Investment Adviser") opinion, reflect the current market value are appraised at their fair values as determined in good faith by the Investment Adviser and under the general supervision of the Board of Trustees. Because the Allocation Funds will only invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of the Allocation Funds. However, an underlying fund may need to "fair" value one or more of its investments.

A fund's investments (or underlying fund) will be valued at fair value if in the judgment of the Committee an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated at 3:00 p.m. Central Time. Significant events may include, but are not limited to the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

Committee would determine the fair value of affected securities considering factors including, but not limited to: index options and futures traded subsequent to the close; depositary receipts; currency spot or forward markets that trade after pricing of foreign exchange; other derivative securities traded after the close such as WEBs and SPDRs. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Fund.

Security Transactions and Investment Income

Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales are determined by the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Amortization and accretion are recorded on the effective yield method.

Repurchase Agreements

Each fund may engage in repurchase agreements. In a repurchase agreement, a security is purchased for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The funds will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. At March 31, 2007, none of the funds have open repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the funds' custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that the repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, a fund could experience delays in liquidating the underlying securities during the period in which the fund seeks to enforce its rights thereto, possible subnormal levels of income, declines in value of the underlying securities, or lack of access to income during this period and the expense of enforcing it rights.

Foreign Currency Transactions

The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange.

The Mid Cap Growth, Global Securities and International Stock Funds report certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

The funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. Such amounts are categorized as gain or loss on investments for financial reporting purposes.

Forward Foreign Currency Exchange Contracts

The Core Funds, except the Money Market Fund, may purchase and sell forward foreign currency exchange contracts for defensive or hedging purposes. When entering into forward foreign currency exchange contracts, the funds agree to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily. The funds' net assets reflect unrealized gains or losses on the contracts as measured by the difference between the forward foreign currency exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. The funds realize a gain or a loss at the time the forward foreign currency exchange contracts are settled or closed out with an offsetting contract. As of March 31, 2007, none of the funds have open forward foreign currency exchange contracts.

If a fund enters into a forward foreign currency exchange contract to buy foreign currency for any purpose, the fund will be required to place cash or liquid high grade debt securities in a segregated account with the fund's custodian in an amount equal to the value of the fund's total assets committed to the consummation of the forward contract. If the value of the securities in the segregated account declines, additional cash or securities will be placed in the segregated account so that the value of the account will equal the amount of the fund's commitment with respect to the contract.

Futures Contracts

The Core Funds, except the Money Market Fund, may purchase and sell futures contracts and purchase and write options on futures contracts. The funds will engage in futures contracts or related options transactions to hedge certain market positions. Upon entering into a futures contract, the fund is required to pledge to the broker an amount of cash, U.S. Government securities or other assets, equal to a certain percentage of the contract (initial margin deposit). Subsequent payments, known as "variation margin," are made or

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

received by the fund each day, depending on the daily fluctuations in the fair value of the futures contract. When a fund enters into a futures contract, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. The fund recognizes a gain or loss equal to the daily change in the value of the futures contracts. Should market conditions move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. At March 31, 2007, none of the funds have open futures contracts.

Delayed Delivery Securities

The Core Funds may purchase securities on a when-issued or delayed delivery basis. "When-issued" refers to securities whose terms are available and for which a market exists, but that have not been issued. For when-issued or delayed delivery transactions, no payment is made until delivery date, which is typically longer than the normal course of settlement, and often more than a month or more after the purchase. When a fund enters into an agreement to purchase securities on a when-issued or delayed delivery basis, the fund segregates in cash or liquid securities, of any type or maturity, equal in value to the fund's commitment. Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic or other factors. At March 31, 2007, only the High Income Fund entered into such transactions, the market values of which are identified in each of the fund's Portfolio of Investments.

2.   FOREIGN SECURITIES

The Core Funds may invest in foreign securities, however, the Money Market Fund is limited to U.S. dollar-denominated foreign money market securities. Foreign securities refer to securities that are: (1) issued by companies organized outside the U.S. or whose principal operations are outside the U.S., (2) issued by foreign governments or their agencies or instrumentalities, (3) principally traded outside the U.S., or (4) quoted or denominated in a foreign currency. Foreign securities include American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), Swedish Depositary Receipts ("SDRs") and foreign money market securities. Dollar-denominated securities that are part of the Merrill Lynch U.S. Domestic Master Index are not considered a foreign security.

3.   SECURITIES LENDING

The Core Funds, except the Money Market Fund, entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street"). Under the terms of the Agreement, the funds may lend portfolio securities to qualified borrowers in order to earn additional income. The Agreement requires that loans are collateralized at all times by cash or other liquid assets at least equal to 102% of the value of the securities, which is determined on a daily basis. At March 31, 2007, cash collateral received for funds engaged in securities lending was invested in the State Street Navigator Securities Lending Prime Portfolio. Additionally, the Bond, High Income, Diversified Income, Large Cap Value, Mid Cap Value, and Mid Cap Growth Funds received non-cash collateral, which they are not permitted to sell or repledge, in the amounts of $4,318,984, $91,770, $22,355,354, $11,114,825, $1,391,382, and
$2,174,510, respectively. The value of all cash collateral is included within the Portfolio of Investments.

The value of securities on loan at March 31, 2007 is as follows:

FUND                 VALUE OF SECURITIES ON LOAN
----                 ---------------------------
Bond                         $162,766,341
High Income                  $ 25,604,935
Diversified Income           $ 80,349,181
Large Cap Value              $ 44,689,283
Large Cap Growth             $ 37,043,060
Mid Cap Value                $ 66,341,922
Mid Cap Growth               $ 94,922,851
Global Securities            $  5,671,547

The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral.

NOTES TO PORTFOLIO OF INVESTMENTS (UNAUDITED)

4.   TAX INFORMATION

At March 31, 2007 the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each fund were as follows:

FUND                      APPRECIATION   DEPRECIATION        NET
----                      ------------   ------------   ------------
Conservative Allocation   $    184,290   $    (13,197)  $    171,093
Moderate Allocation          1,090,831       (104,347)       986,484
Aggressive Allocation          998,282        (82,496)       915,786
Bond                         4,877,223    (12,195,756)    (7,318,533)
High Income                  3,587,790       (832,741)     2,755,049
Diversified Income          47,602,221     (8,585,165)    39,017,056
Large Cap Value            333,639,254     (5,931,100)   327,708,154
Large Cap Growth            81,434,729    (16,193,480)    65,241,249
Mid Cap Value               67,623,914     (3,941,692)    63,682,222
Mid Cap Growth              40,934,784    (13,514,702)    27,420,082
Global Securities           14,823,377       (805,236)    14,018,141
International Stock         35,401,399     (2,301,115)    33,100,284

The differences between cost amounts for book purposes and tax purposes are primarily due to the tax deferral of losses.

5.   CONCENTRATION OF RISK

Investing in certain financial instruments, including forward foreign currency contracts and futures contracts, involves risk other than that reflected in the Statements of Assets and Liabilities. Risks associated with these instruments include potential for an illiquid secondary market for the instruments or inability of counterparties to perform under the terms of the contracts, changes in the value of foreign currency relative to the U.S. dollar and financial statement volatility resulting from an imperfect correlation between the movements in the prices of the instruments and the prices of the underlying securities and interest rates being hedged. Each fund, except the Money Market Fund, may enter into these contracts, primarily to protect the fund from adverse currency movements.

Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers.

The High Income Fund invests in securities offering high current income which generally will include bonds in the below investment grade categories of recognized ratings agencies (so-called "junk bonds"). These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The fund generally invests at least 80% of its assets in high yield securities.

The Allocation Funds are fund of funds, meaning that they invest primarily in the shares of other registered investment companies (the "underlying funds") including ETFs. Thus, each fund's investment performance and its ability to achieve its investment goal are directly related to the performance of the underlying funds in which it invests; and the underlying fund's performance, in turn, depends on the particular securities in which that underlying fund invests and the expenses of that fund. Accordingly, the Allocation Funds are subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Additionally, the Allocation Funds are subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to under perform other funds with a similar investment objective.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

6.   AFFILIATED COMPANY TRANSACTIONS

     The Allocation Funds invest in underlying funds, of which certain underlying funds (the "affiliated underlying funds"), may be deemed to be under common control because of the same Board of Trustees. A summary of the transactions with each affiliated underlying fund during the three-month period ended March 31, 2007 follows:

                               Balance of
                                 Shares                                Balance of
                                Held at       Gross                   Shares Held      Value at     Realized   Distributions
   Fund/Underlying Fund        12/31/2006   Additions   Gross Sales   at 3/31/2007     3/31/2007      Loss      Received(2)
   --------------------        ----------   ---------   -----------   ------------   -----------   ---------   -------------
CONSERVATIVE ALLOCATION FUND
MEMBERS Bond Fund
   Class Y                        274,769     153,500     250,925         177,344    $ 1,736,200   $  (9,052)     $ 31,365
MEMBERS Cash Reserves
   Fund Class Y                 1,078,886     816,485      98,662       1,796,709      1,796,709          --        16,338
MEMBERS High Income Fund
   Class Y                         57,564      41,770       5,639          93,695        703,649        (213)        9,403
MEMBERS International
   Stock Fund Class Y              30,879      21,254       3,602          48,531        739,608      (4,875)           --
MEMBERS Large Cap Growth
   Fund Class Y(1)                 65,847      46,185       3,980         108,052      1,622,947        (371)           --
MEMBERS Large Cap Value
   Fund Class Y                    49,158      34,347       4,527          78,978      1,261,273      (1,523)           --
MEMBERS Mid Cap Growth
   Fund Class Y(1)                 49,247      33,807       4,970          78,084        523,164        (617)           --
                                                                                     -----------   ---------      --------
TOTALS                                                                               $ 8,383,550   $ (16,651)     $ 57,106

MODERATE ALLOCATION FUND
MEMBERS Bond Fund Class Y         379,093     338,614      19,301         698,406    $ 6,837,390   $  (2,147)     $ 61,056
MEMBERS Cash Reserves
   Fund Class Y                 1,864,303   1,623,818     107,974       3,380,147      3,380,147          --        30,162
MEMBERS High Income Fund
   Class Y                        340,940     296,562      28,563         608,939      4,573,133      (1,393)       60,779
MEMBERS International
   Stock Fund Class Y             320,748     264,877      30,796         554,829      8,455,594     (47,318)           --
MEMBERS Large Cap Growth
   Fund Class Y(1)                385,735     241,916     131,249         496,402      7,455,961      (2,807)           --
MEMBERS Large Cap Value
   Fund Class Y                   267,282     224,053      19,241         472,094      7,539,346      (7,993)           --
MEMBERS Mid Cap Growth
   Fund Class Y(1)                590,989     378,041     199,291         769,739      5,157,252     (13,435)           --
MEMBERS Mid Cap Value
   Fund Class Y                   177,595     111,587      62,161         227,021      3,087,482    (160,421)           --
MEMBERS Small Cap Growth
   Fund Class Y                        --     314,012       7,966         306,046      3,136,975      (3,626)           --
MEMBERS Small Cap Value
   Fund Class Y(1)                     --     235,962       9,968         225,994      2,359,377      (2,604)           --
                                                                                     -----------   ---------      --------
TOTALS                                                                               $51,982,657   $(241,744)     $151,997

(1)  Non-income producing

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

                               Balance of
                                 Shares                                Balance of                   Realized
                                Held at       Gross                   Shares Held      Value at       Gain     Distributions
   Fund/Underlying Fund        12/31/2006   Additions   Gross Sales   at 3/31/2007    3/31/2007      (Loss)     Received(2)
   --------------------        ----------   ---------   -----------   ------------   -----------   ---------   -------------
AGGRESSIVE ALLOCATION FUND
MEMBERS International
   Stock Fund Class Y            352,708     225,976       28,561        550,123     $ 8,383,870   $ (44,584)       $--
MEMBERS Large Cap Growth
   Fund Class Y(1)               290,110     139,218      100,320        329,008       4,941,706       2,031         --
MEMBERS Large Cap Value
   Fund Class Y                  197,769     128,492       12,798        313,463       5,006,003      (5,060)        --
MEMBERS Mid Cap Growth
   Fund Class Y(1)               480,046     238,490      146,964        571,572       3,829,534      (6,963)        --
MEMBERS Mid Cap Value
   Fund Class Y                  189,891      92,733       58,235        224,389       3,051,692    (143,591)        --
MEMBERS Small Cap Growth
   Fund Class Y                       --     256,658        2,601        254,057       2,604,083        (583)        --
MEMBERS Small Cap Value
   Fund Class Y(1)                    --     249,141        2,506        246,635       2,574,874        (491)        --
                                                                                     -----------   ---------        ---
TOTALS                                                                               $30,391,762   $(199,241)       $--

(1)  Non-income producing

(2) Distributions received includes distributions from net investment income and from capital gains from the underlying funds if any.

OTHER INFORMATION (UNAUDITED)

PROXY VOTING POLICIES, PROCEDURES AND RECORDS

A description of the policies and procedures used by the Fund to vote proxies related to portfolio securities is available to shareholders at no cost on the SEC's website at www.sec.gov or by calling CUNA Mutual Life Insurance Company at 1-800-798-5500. The proxy voting records for the funds for the most recent twelve-month period ended June 30 are available to shareholders at no cost on the SEC's website at www.sec.gov.

ANNUAL AND SEMIANNUAL REPORTS

The Fund's annual and semiannual reports provide additional information about the Fund's investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year, except the Money Market Fund, and financial statements for the funds. The reports are available to shareholders at no cost on the SEC's website at www.sec.gov or by contacting your broker or calling CUNA Mutual Life Insurance Company at 1-800-798-5500.

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 EXHIBITS

I, David P. Marks, certify that:

1.   I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 05/21/07                          /s/ David P. Marks
                                        ----------------------------------------
                                        David P. Marks
                                        President, Ultra Series Fund

I, Mary E. Hoffmann, certify that:

1.   I have reviewed this report on Form N-Q of Ultra Series Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     c) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     d) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principals;

     c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     a) All significant deficiencies and material weaknesses in the design or operation of internal controls which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.


Date: 05/21/07                          /s/ Mary E. Hoffmann
                                        ----------------------------------------
                                        Mary E. Hoffmann
                                        Treasurer, Ultra Series Fund

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


By: /s/ David P. Marks
    ------------------------------------
    David P. Marks
    President

Date: 05/21/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ David P. Marks
    ------------------------------------
    David P. Marks
    President, Ultra Series Fund

Date: 05/21/07


By: /s/ Mary E. Hoffmann
    ------------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

Date: 05/21/07